September 30, 2025
2025 Quarterly Report (Unaudited)

Quantitative Master Series LLC
• Master Small Cap Index Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Advantage Solutions, Inc., Class A (a)(b)	155,463	$ 237,858
Boston Omaha Corp., Class A (a)(b)	37,221	486,851
Emerald Holding, Inc.	22,223	113,115
National CineMedia, Inc.	106,219	479,048
Nexxen International Ltd. (a)	65,515	606,014
Pursuit Attractions and Hospitality, Inc. (a)	35,355	1,279,144
QuinStreet, Inc. (a)	91,137	1,409,889
Stagwell, Inc., Class A (a)	192,006	1,080,994
TechTarget, Inc. (a)	44,588	259,056
Thryv Holdings, Inc. (a)	64,077	772,769
		6,724,738
Aerospace & Defense — 1.9%
AAR Corp. (a)	60,493	5,424,407
AeroVironment, Inc. (a)(b)	53,564	16,866,768
AerSale Corp. (a)	54,986	450,335
Amprius Technologies, Inc. (a)	161,480	1,698,770
Archer Aviation, Inc., Class A (a)(b)	923,589	8,847,983
Astronics Corp. (a)(b)	48,523	2,213,134
Byrna Technologies, Inc. (a)(b)	29,174	646,496
Cadre Holdings, Inc.	45,154	1,648,572
Ducommun, Inc. (a)	23,446	2,253,864
Eve Holding, Inc., Class A (a)	88,021	335,360
Intuitive Machines, Inc., Class A (a)(b)	175,200	1,843,104
Kratos Defense & Security Solutions, Inc. (a)(b)	278,715	25,466,190
Mercury Systems, Inc. (a)	87,280	6,755,472
Moog, Inc., Class A	47,167	9,795,171
National Presto Industries, Inc.	8,911	999,369
Park Aerospace Corp.	29,903	608,227
Red Cat Holdings, Inc. (a)(b)	125,004	1,293,791
Redwire Corp. (a)(b)	83,064	746,745
Satellogic, Inc., Class A (a)(b)	119,439	391,760
V2X, Inc. (a)	28,616	1,662,303
Voyager Technologies, Inc., Class A (a)(b)	23,047	686,340
		90,634,161
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc. (b)	9,133	316,550
Andersons, Inc.	56,063	2,231,868
Cadiz, Inc. (a)(b)	95,258	449,618
Calavo Growers, Inc.	28,814	741,672
Cal-Maine Foods, Inc.	77,722	7,313,640
Dole PLC	113,436	1,524,580
Fresh Del Monte Produce, Inc.	56,819	1,972,756
Limoneira Co.	27,723	411,687
Tejon Ranch Co. (a)	34,680	554,186
Vital Farms, Inc. (a)(b)	58,254	2,397,152
		17,913,709
Air Transport(a) — 0.5%
Allegiant Travel Co.	24,707	1,501,444
Frontier Group Holdings, Inc. (b)	146,673	647,561
JetBlue Airways Corp.	547,431	2,693,361
Joby Aviation, Inc., Class A (b)	774,916	12,507,144
SkyWest, Inc.	67,756	6,817,609
Sun Country Airlines Holdings, Inc.	88,648	1,046,933
		25,214,052
Airlines — 0.0%
Strata Critical Medical, Inc., Class A (a)	100,633	509,203
Alternative Energy(a) — 0.3%
Ameresco, Inc., Class A (b)	53,693	1,803,011
Security	Shares	Value
Alternative Energy (continued)
Centrus Energy Corp., Class A (b)	26,410	$ 8,188,949
Green Plains, Inc.	109,956	966,513
Lightbridge Corp. (b)	32,483	688,965
OPAL Fuels, Inc., Class A (b)	36,625	80,575
REX American Resources Corp.	50,670	1,551,515
Verde Clean Fuels, Inc., Class A	6,336	19,325
		13,298,853
Aluminum — 0.1%
Century Aluminum Co. (a)	88,485	2,597,920
Kaiser Aluminum Corp.	27,014	2,084,400
		4,682,320
Asset Management & Custodian — 0.7%
Acadian Asset Management, Inc.	45,051	2,169,656
Artisan Partners Asset Management, Inc., Class A	106,208	4,609,427
Cohen & Steers, Inc.	46,845	3,073,501
Diamond Hill Investment Group, Inc., Class A	4,563	638,866
GCM Grosvenor, Inc., Class A	73,310	884,852
Open Lending Corp. (a)	177,310	374,124
PJT Partners, Inc., Class A	38,521	6,846,337
Silvercrest Asset Management Group, Inc., Class A	13,702	215,807
StepStone Group, Inc., Class A	117,152	7,651,197
Virtus Investment Partners, Inc.	11,006	2,091,470
Westwood Holdings Group, Inc.	12,907	212,836
WisdomTree, Inc.	204,747	2,845,983
		31,614,056
Auto Components — 0.3%
Atmus Filtration Technologies, Inc.	141,229	6,368,016
Holley, Inc. (a)	74,884	235,136
Phinia, Inc.	64,700	3,718,956
Solid Power, Inc., Class A (a)(b)	243,314	844,299
Visteon Corp.	46,591	5,584,397
		16,750,804
Auto Parts — 0.6%
Adient PLC (a)	142,263	3,425,693
American Axle & Manufacturing Holdings, Inc. (a)	199,197	1,197,174
Cooper-Standard Holdings, Inc. (a)	28,605	1,056,383
Dana, Inc.	223,687	4,482,687
Dorman Products, Inc. (a)	46,236	7,207,268
Faraday Future Intelligent Electric, Inc. (a)(b)	154,204	200,465
Fox Factory Holding Corp. (a)	71,358	1,733,286
Garrett Motion, Inc.	216,019	2,942,179
Gentherm, Inc. (a)	51,878	1,766,965
Livewire Group, Inc. (a)(b)	63,640	302,290
Luminar Technologies, Inc., Class A (a)(b)	69,694	133,115
Standard Motor Products, Inc.	36,131	1,474,867
Strattec Security Corp. (a)(b)	6,717	457,159
XPEL, Inc. (a)	41,140	1,360,500
		27,740,031
Auto Services(a) — 0.1%
Goodyear Tire & Rubber Co.	442,325	3,308,591
Hertz Global Holdings, Inc. (b)	201,935	1,373,158
		4,681,749
Back Office Support, HR & Consulting — 1.0%
ASGN, Inc. (a)	72,343	3,425,441
Barrett Business Services, Inc.	42,586	1,887,412
CBIZ, Inc. (a)	82,942	4,392,608
Conduent, Inc. (a)	254,909	713,745
CRA International, Inc.	11,093	2,313,223
Forrester Research, Inc. (a)	20,111	213,177
Hackett Group, Inc.	43,596	828,760

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Back Office Support, HR & Consulting (continued)
Heidrick & Struggles International, Inc.	34,768	$ 1,730,403
HireQuest, Inc.	8,825	84,896
Huron Consulting Group, Inc. (a)	28,815	4,229,178
ICF International, Inc.	30,910	2,868,448
Insperity, Inc.	60,840	2,993,328
Kelly Services, Inc., Class A	53,364	700,136
Kforce, Inc.	30,482	913,850
Korn Ferry	86,517	6,054,460
Liquidity Services, Inc. (a)	40,300	1,105,429
Maximus, Inc.	95,648	8,739,358
Resources Connection, Inc.	58,941	297,652
Target Hospitality Corp. (a)	56,241	476,924
TriNet Group, Inc.	50,537	3,380,420
TrueBlue, Inc. (a)	47,578	291,653
TTEC Holdings, Inc. (a)	31,604	106,189
		47,746,690
Banks: Diversified — 9.9%
1st Source Corp.	30,878	1,900,850
ACNB Corp.	17,831	785,277
Alerus Financial Corp.	38,267	847,231
AlTi Global, Inc., Class A (a)(b)	73,739	262,511
Amalgamated Financial Corp.	39,041	1,059,963
Ambac Financial Group, Inc. (a)	79,059	659,352
Amerant Bancorp, Inc., Class A	63,688	1,227,268
Ameris Bancorp	111,867	8,200,970
Ames National Corp.	14,384	290,844
Arrow Financial Corp.	27,876	788,891
Associated Banc-Corp.	278,692	7,165,171
Atlantic Union Bankshares Corp.	241,232	8,513,077
Axos Financial, Inc. (a)	91,361	7,733,709
Banc of California, Inc.	215,568	3,567,650
BancFirst Corp.	35,352	4,470,260
Banco Latinoamericano de Comercio Exterior SA	47,368	2,177,507
Bancorp, Inc. (a)(b)	76,901	5,759,116
Bank First Corp.	15,692	1,903,596
Bank of Hawaii Corp.	66,648	4,374,775
Bank of Marin Bancorp	25,102	609,477
Bank of NT Butterfield & Son Ltd.	70,049	3,006,503
Bank7 Corp.	6,987	323,288
BankFinancial Corp.	19,330	232,540
BankUnited, Inc.	126,878	4,841,664
Bankwell Financial Group, Inc.	11,311	500,512
Banner Corp.	57,580	3,771,490
Bar Harbor Bankshares	25,785	785,411
BayCom Corp.	17,309	497,634
BCB Bancorp, Inc.	24,969	216,731
Beacon Financial Corp.	134,774	3,195,491
Blue Foundry Bancorp (a)(b)	32,552	295,898
Blue Ridge Bankshares, Inc. (a)	111,299	470,795
Bridgewater Bancshares, Inc. (a)	33,266	585,482
Burke & Herbert Financial Services Corp.	22,617	1,395,243
Business First Bancshares, Inc.	47,514	1,121,806
BV Financial, Inc. (a)	15,009	241,945
Byline Bancorp, Inc.	46,646	1,293,494
C&F Financial Corp.	5,286	355,219
Cadence Bank	289,986	10,886,074
California BanCorp (a)(b)	38,433	641,062
Camden National Corp.	28,807	1,111,662
Capital Bancorp, Inc.	20,280	646,932
Capital City Bank Group, Inc.	23,702	990,507
Capitol Federal Financial, Inc.	206,775	1,313,021
Security	Shares	Value
Banks: Diversified (continued)
Carter Bankshares, Inc. (a)	39,219	$ 761,241
Cathay General Bancorp	112,546	5,403,333
CB Financial Services, Inc.	8,079	268,304
Central Pacific Financial Corp.	40,646	1,233,200
CF Bankshares, Inc.	6,657	159,435
Chain Bridge Bancorp, Inc., Class A (a)	4,054	132,687
Chemung Financial Corp.	7,215	378,932
ChoiceOne Financial Services, Inc.	24,787	717,831
Citizens & Northern Corp.	26,174	518,507
Citizens Community Bancorp, Inc.	16,624	267,148
Citizens Financial Services, Inc.	7,552	455,235
City Holding Co.	23,494	2,910,202
Civista Bancshares, Inc.	25,568	519,286
CNB Financial Corp.	46,711	1,130,406
Coastal Financial Corp. (a)(b)	21,923	2,371,411
Colony Bankcorp, Inc.	27,614	469,714
Columbia Financial, Inc. (a)	47,154	707,782
Community Financial System, Inc.	88,190	5,171,462
Community Trust Bancorp, Inc.	26,461	1,480,493
Community West Bancshares	28,875	601,755
ConnectOne Bancorp, Inc.	81,258	2,016,011
Customers Bancorp, Inc. (a)	50,249	3,284,777
CVB Financial Corp.	223,782	4,231,718
Dime Community Bancshares, Inc.	67,613	2,016,896
Eagle Bancorp Montana, Inc.	12,833	221,626
Eagle Bancorp, Inc.	49,212	995,067
Eagle Financial Services, Inc.	7,961	301,165
Eastern Bankshares, Inc.	328,162	5,956,140
ECB Bancorp, Inc. (a)(b)	13,331	211,563
Enterprise Financial Services Corp.	62,104	3,600,790
Equity Bancshares, Inc., Class A	23,693	964,305
Esquire Financial Holdings, Inc.	12,203	1,245,377
Farmers & Merchants Bancorp, Inc.	20,879	522,184
Farmers National Banc Corp.	62,588	901,893
FB Bancorp, Inc. (a)	30,898	371,394
FB Financial Corp.	69,221	3,858,378
Fidelity D&D Bancorp, Inc.	8,180	358,529
Financial Institutions, Inc.	32,558	885,578
Finward Bancorp	5,946	190,807
Finwise Bancorp (a)(b)	15,701	304,442
First Bancorp, Inc.	17,796	467,323
First BanCorp./Puerto Rico	269,965	5,952,728
First Bancorp/Southern Pines NC	68,106	3,602,126
First Bank	35,195	573,327
First Busey Corp.	144,481	3,344,735
First Business Financial Services, Inc.	13,138	673,454
First Commonwealth Financial Corp.	171,437	2,923,001
First Community Bankshares, Inc.	26,707	929,404
First Community Corp.	12,815	361,639
First Financial Bancorp	161,278	4,072,269
First Financial Bankshares, Inc.	227,678	7,661,365
First Financial Corp.	19,543	1,103,007
First Foundation, Inc. (a)	106,587	593,690
First Internet Bancorp	13,608	305,227
First Interstate BancSystem, Inc., Class A	149,046	4,750,096
First Merchants Corp.	99,208	3,740,142
First Mid Bancshares, Inc.	35,418	1,341,634
First National Corp.	13,505	306,293
First Savings Financial Group, Inc.	9,600	301,728
First United Corp.	10,430	383,511
First Western Financial, Inc. (a)	14,276	328,705
Firstsun Capital Bancorp (a)	21,838	847,096
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
Five Star Bancorp	26,674	$ 858,903
Flagstar Financial, Inc.	515,557	5,954,683
Flushing Financial Corp.	53,862	743,834
Franklin Financial Services Corp.	7,262	334,052
FS Bancorp, Inc.	11,843	472,773
Fulton Financial Corp.	303,966	5,662,887
FVCBankcorp, Inc.	27,370	354,989
GBank Financial Holdings, Inc. (a)(b)	15,596	612,455
German American Bancorp, Inc.	61,738	2,424,451
Glacier Bancorp, Inc.	200,546	9,760,574
Great Southern Bancorp, Inc.	14,846	909,317
Greene County Bancorp, Inc.	11,856	267,946
Guaranty Bancshares, Inc.	15,520	756,600
Hancock Whitney Corp.	144,349	9,037,691
Hanmi Financial Corp.	51,330	1,267,338
Hanover Bancorp, Inc. (b)	8,207	184,247
HarborOne Bancorp, Inc.	65,616	892,378
Hawthorn Bancshares, Inc.	10,071	312,604
HBT Financial, Inc.	18,413	464,008
Heritage Commerce Corp.	102,227	1,015,114
Heritage Financial Corp.	56,716	1,371,960
Hilltop Holdings, Inc.	74,369	2,485,412
Hingham Institution For Savings (b)	2,701	712,470
Hippo Holdings, Inc. (a)	30,610	1,106,858
Home Bancorp, Inc.	11,855	644,023
Home BancShares, Inc.	315,934	8,940,932
Hope Bancorp, Inc.	195,721	2,107,915
Horizon Bancorp, Inc.	74,712	1,196,139
Independent Bank Corp.	114,489	6,653,842
International Bancshares Corp.	91,273	6,275,019
Investar Holding Corp.	16,238	376,884
John Marshall Bancorp, Inc.	21,945	434,950
Kearny Financial Corp.	94,511	620,937
Lakeland Financial Corp.	42,215	2,710,203
Landmark Bancorp, Inc./Manhattan KS	7,866	209,944
LCNB Corp.	22,628	339,194
LINKBANCORP, Inc.	37,128	264,723
Live Oak Bancshares, Inc.	58,601	2,063,927
MainStreet Bancshares, Inc.	12,185	253,814
Mechanics Bancorp, Class A (a)	30,829	410,334
Mercantile Bank Corp.	27,217	1,224,765
Merchants Bancorp	43,535	1,384,413
Meridian Corp.	15,715	248,140
Metrocity Bankshares, Inc.	31,877	882,674
Metropolitan Bank Holding Corp.	15,386	1,151,180
Mid Penn Bancorp, Inc.	34,128	977,426
Middlefield Banc Corp.	12,358	370,864
Midland States Bancorp, Inc.	35,490	608,299
MidWestOne Financial Group, Inc.	27,547	779,305
MVB Financial Corp.	19,753	495,010
National Bank Holdings Corp., Class A	64,539	2,493,787
National Bankshares, Inc.	9,995	294,253
NB Bancorp, Inc.	59,865	1,056,617
NBT Bancorp, Inc.	86,530	3,613,493
Nicolet Bankshares, Inc.	22,757	3,060,816
Northeast Bank	11,964	1,198,314
Northeast Community Bancorp, Inc.	21,967	451,861
Northfield Bancorp, Inc.	66,329	782,682
Northpointe Bancshares, Inc.	18,286	312,325
Northrim BanCorp, Inc.	36,732	795,615
Northwest Bancshares, Inc.	246,519	3,054,370
Norwood Financial Corp.	14,266	362,642
Oak Valley Bancorp	11,976	337,364
Security	Shares	Value
Banks: Diversified (continued)
OceanFirst Financial Corp.	96,985	$ 1,704,026
OFG Bancorp	74,183	3,226,219
Ohio Valley Banc Corp.	6,583	243,439
Old National Bancorp	588,252	12,912,131
Old Second Bancorp, Inc.	72,492	1,253,024
OP Bancorp	20,411	284,121
Orange County Bancorp, Inc.	19,291	486,326
Origin Bancorp, Inc.	50,416	1,740,360
Orrstown Financial Services, Inc.	31,639	1,075,093
Park National Corp.	25,097	4,079,015
Parke Bancorp, Inc.	16,355	352,450
Pathward Financial, Inc.	40,192	2,974,610
Patriot National Bancorp, Inc. (a)	76,133	98,973
PCB Bancorp	18,482	388,122
Peapack-Gladstone Financial Corp.	27,271	752,680
Peoples Bancorp of North Carolina, Inc.	7,362	225,719
Peoples Bancorp, Inc.	58,214	1,745,838
Peoples Financial Services Corp.	15,884	772,121
Pioneer Bancorp, Inc. (a)	20,424	266,737
Plumas Bancorp	8,772	378,424
Ponce Financial Group, Inc. (a)	34,752	510,854
Preferred Bank/Los Angeles CA	11,147	1,007,577
Primis Financial Corp.	35,857	376,857
Princeton Bancorp, Inc.	9,003	286,655
Provident Bancorp, Inc. (a)(b)	26,739	335,040
Provident Financial Services, Inc.	212,671	4,100,297
QCR Holdings, Inc.	27,635	2,090,311
RBB Bancorp	27,401	514,043
Red River Bancshares, Inc.	7,620	493,928
Renasant Corp.	157,593	5,813,606
Republic Bancorp, Inc., Class A	14,296	1,032,886
Rhinebeck Bancorp, Inc. (a)(b)	7,824	88,881
Richmond Mutual BanCorp, Inc.	15,778	224,205
Riverview Bancorp, Inc.	35,407	190,136
Root, Inc., Class A (a)	18,107	1,620,758
S&T Bancorp, Inc.	65,154	2,449,139
SB Financial Group, Inc.	10,292	198,533
Seacoast Banking Corp. of Florida	143,892	4,378,634
ServisFirst Bancshares, Inc.	86,424	6,959,725
Shore Bancshares, Inc.	52,902	868,122
Sierra Bancorp	21,020	607,688
Simmons First National Corp., Class A	239,243	4,586,288
SmartFinancial, Inc.	24,857	888,141
Sound Financial Bancorp, Inc.	3,710	170,883
South Plains Financial, Inc.	22,291	861,547
Southern First Bancshares, Inc. (a)	13,464	594,032
Southern Missouri Bancorp, Inc.	16,399	861,931
Southside Bancshares, Inc.	48,131	1,359,701
SR Bancorp, Inc.	13,635	205,752
Stellar Bancorp, Inc.	78,977	2,396,162
Sterling Bancorp, Inc. (a)(b)(c)	44,132	—
Stock Yards Bancorp, Inc.	44,403	3,107,766
Texas Capital Bancshares, Inc. (a)	76,192	6,440,510
Third Coast Bancshares, Inc. (a)	22,303	846,845
Timberland Bancorp, Inc.	13,448	447,549
Tompkins Financial Corp.	22,690	1,502,305
Towne Bank/Portsmouth VA	119,642	4,136,024
TriCo Bancshares	51,312	2,278,766
Triumph Financial, Inc. (a)	38,013	1,902,170
TrustCo Bank Corp./New York	30,684	1,113,829
Trustmark Corp.	95,964	3,800,174
UMB Financial Corp.	122,049	14,444,499
Union Bankshares, Inc.	6,306	156,137

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
United Bankshares, Inc.	237,225	$ 8,827,142
United Community Banks, Inc.	204,113	6,398,943
United Security Bancshares	23,988	223,808
Unity Bancorp, Inc.	12,024	587,613
Univest Financial Corp.	48,306	1,450,146
USCB Financial Holdings, Inc., Class A	18,411	321,272
Valley National Bancorp	811,667	8,603,670
Veritex Holdings, Inc.	90,172	3,023,467
Virginia National Bankshares Corp.	8,507	330,157
WaFd, Inc.	132,390	4,010,093
Washington Trust Bancorp, Inc.	32,937	951,879
Waterstone Financial, Inc.	26,185	408,486
WesBanco, Inc.	157,555	5,030,731
West BanCorp, Inc.	25,846	525,191
Westamerica BanCorp	41,412	2,070,186
WSFS Financial Corp.	93,997	5,069,258
		480,120,298
Banks: Savings, Thrift & Mortgage Lending — 0.0%
First Capital, Inc.	5,651	258,816
Western New England Bancorp, Inc.	31,856	382,590
		641,406
Beverage: Soft Drinks(a) — 0.0%
National Beverage Corp.	40,422	1,492,380
Zevia PBC, Class A (b)	54,672	148,708
		1,641,088
Biotechnology — 7.7%
4D Molecular Therapeutics, Inc. (a)(b)	67,699	588,304
89bio, Inc. (a)	211,784	3,113,225
Aardvark Therapeutics, Inc. (a)	9,816	130,455
Abeona Therapeutics, Inc. (a)(b)	75,671	399,543
Actuate Therapeutics, Inc. (a)(b)	10,193	68,191
ADC Therapeutics SA (a)(b)	123,379	493,516
ADMA Biologics, Inc. (a)	387,841	5,685,749
Agios Pharmaceuticals, Inc. (a)(b)	95,392	3,829,035
Akebia Therapeutics, Inc. (a)(b)	421,156	1,149,756
Akero Therapeutics, Inc. (a)	118,544	5,628,469
Aldeyra Therapeutics, Inc. (a)(b)	82,675	431,564
Alector, Inc. (a)	130,452	386,138
Allogene Therapeutics, Inc. (a)(b)	262,695	325,742
Altimmune, Inc. (a)(b)	134,085	505,500
Amicus Therapeutics, Inc. (a)	469,890	3,702,733
Amylyx Pharmaceuticals, Inc. (a)	120,166	1,633,056
AnaptysBio, Inc. (a)(b)	33,325	1,020,412
Anavex Life Sciences Corp. (a)(b)	140,902	1,254,028
ANI Pharmaceuticals, Inc. (a)	30,621	2,804,884
Annexon, Inc. (a)(b)	167,954	512,260
Apogee Therapeutics, Inc. (a)(b)	54,305	2,157,538
Arbutus Biopharma Corp. (a)	248,061	1,126,197
Arcellx, Inc. (a)	57,477	4,718,862
Arcturus Therapeutics Holdings, Inc. (a)(b)	39,170	721,903
Arcus Biosciences, Inc. (a)	119,429	1,624,234
Arcutis Biotherapeutics, Inc. (a)	180,468	3,401,822
Ardelyx, Inc. (a)	400,907	2,208,998
ArriVent Biopharma, Inc. (a)(b)	39,372	726,413
ARS Pharmaceuticals, Inc. (a)(b)	92,545	930,077
Arvinas, Inc. (a)	108,323	922,912
Astria Therapeutics, Inc. (a)	70,801	515,431
aTyr Pharma, Inc. (a)(b)	150,707	108,720
Aura Biosciences, Inc. (a)(b)	64,094	396,101
Aurinia Pharmaceuticals, Inc. (a)	199,220	2,201,381
Avidity Biosciences, Inc. (a)	171,162	7,457,528
Security	Shares	Value
Biotechnology (continued)
Avita Medical, Inc. (a)(b)	20,457	$ 104,535
Beam Therapeutics, Inc. (a)(b)	162,838	3,952,078
Benitec Biopharma, Inc. (a)(b)	25,069	351,718
Bicara Therapeutics, Inc. (a)(b)	59,272	935,905
BioCryst Pharmaceuticals, Inc. (a)	345,956	2,625,806
Biohaven Ltd. (a)	153,564	2,304,996
Bioventus, Inc., Class A (a)	79,898	534,518
Bridgebio Pharma, Inc. (a)(b)	262,466	13,632,484
Bright Minds Biosciences, Inc. (a)	7,968	483,339
Candel Therapeutics, Inc. (a)(b)	68,151	347,570
Capricor Therapeutics, Inc. (a)(b)	63,111	455,030
Cardiff Oncology, Inc. (a)(b)	99,174	204,298
Cartesian Therapeutics, Inc. (a)(b)	17,556	179,422
Castle Biosciences, Inc. (a)(b)	49,217	1,120,671
Catalyst Pharmaceuticals, Inc. (a)	195,841	3,858,068
Celcuity, Inc. (a)	49,051	2,423,119
Celldex Therapeutics, Inc. (a)(b)	111,376	2,881,297
CG oncology, Inc. (a)(b)	95,140	3,832,239
Cidara Therapeutics, Inc. (a)	25,963	2,486,217
Cogent Biosciences, Inc. (a)	218,179	3,133,050
Coherus Oncology, Inc. (a)(b)	197,178	323,372
Collegium Pharmaceutical, Inc. (a)	54,108	1,893,239
Compass Therapeutics, Inc. (a)(b)	156,108	546,378
Crinetics Pharmaceuticals, Inc. (a)(b)	153,075	6,375,574
CRISPR Therapeutics AG (a)(b)	138,932	9,004,183
Cullinan Therapeutics, Inc. (a)	89,263	529,330
Cytokinetics, Inc. (a)	196,078	10,776,447
Day One Biopharmaceuticals, Inc. (a)	124,704	879,163
Denali Therapeutics, Inc. (a)	223,387	3,243,579
Design Therapeutics, Inc. (a)	50,544	380,596
DiaMedica Therapeutics, Inc. (a)(b)	45,767	314,419
Dianthus Therapeutics, Inc. (a)	27,580	1,085,273
Disc Medicine, Inc. (a)(b)	38,791	2,563,309
Douglas Elliman, Inc. (a)	127,047	363,354
Dynavax Technologies Corp. (a)	178,100	1,768,533
Dyne Therapeutics, Inc. (a)	183,289	2,318,606
Editas Medicine, Inc. (a)	142,742	495,315
Eledon Pharmaceuticals, Inc. (a)(b)	101,546	263,004
Emergent BioSolutions, Inc. (a)	93,505	824,714
Entrada Therapeutics, Inc. (a)	42,607	247,121
Erasca, Inc. (a)	306,274	667,677
EyePoint Pharmaceuticals, Inc. (a)(b)	98,485	1,402,426
Fate Therapeutics, Inc. (a)(b)	177,479	223,624
Fennec Pharmaceuticals, Inc. (a)	38,082	356,448
Foghorn Therapeutics, Inc. (a)	43,578	213,096
Fulcrum Therapeutics, Inc. (a)(b)	72,283	665,004
Geron Corp. (a)	916,854	1,256,090
Gossamer Bio, Inc. (a)	329,052	865,407
GRAIL, Inc. (a)	51,949	3,071,744
Greenwich Lifesciences, Inc. (a)(b)	11,902	118,425
Guardant Health, Inc. (a)	200,498	12,527,115
Gyre Therapeutics, Inc. (a)(b)	23,521	175,467
Heron Therapeutics, Inc. (a)(b)	265,032	333,940
Humacyte, Inc. (a)(b)	217,142	377,827
Ideaya Biosciences, Inc. (a)(b)	134,804	3,668,017
ImmunityBio, Inc. (a)(b)	398,539	980,406
Immunome, Inc. (a)(b)	120,636	1,412,648
Immunovant, Inc. (a)(b)	115,750	1,865,890
Inhibikase Therapeutics, Inc. (a)(b)	104,776	169,737
Inhibrx Biosciences, Inc. (a)(b)	15,494	521,838
Inmune Bio, Inc. (a)(b)	24,339	50,382
Intellia Therapeutics, Inc. (a)(b)	165,286	2,854,489
Iovance Biotherapeutics, Inc. (a)(b)	438,240	950,981
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Jade Biosciences, Inc. (b)	56,195	$ 484,963
Janux Therapeutics, Inc. (a)(b)	66,403	1,622,889
KalVista Pharmaceuticals, Inc. (a)(b)	63,349	771,591
Keros Therapeutics, Inc. (a)	56,925	900,554
Kodiak Sciences, Inc. (a)	54,297	888,842
Korro Bio, Inc. (a)	10,341	495,230
Krystal Biotech, Inc. (a)	41,904	7,397,313
Kura Oncology, Inc. (a)	137,018	1,212,609
Kymera Therapeutics, Inc. (a)	84,633	4,790,228
Larimar Therapeutics, Inc. (a)	70,068	226,320
LENZ Therapeutics, Inc. (a)(b)	27,138	1,264,088
Lexeo Therapeutics, Inc. (a)	40,158	266,649
Ligand Pharmaceuticals, Inc. (a)	32,288	5,719,496
Madrigal Pharmaceuticals, Inc. (a)	31,223	14,320,741
MannKind Corp. (a)	512,336	2,751,244
MaxCyte, Inc. (a)	178,783	282,477
MeiraGTx Holdings PLC (a)	71,233	586,248
Metsera, Inc. (a)(b)	89,607	4,689,134
MiMedx Group, Inc. (a)	199,358	1,391,519
Mineralys Therapeutics, Inc. (a)	65,285	2,475,607
Mirum Pharmaceuticals, Inc. (a)(b)	67,752	4,966,899
Monopar Therapeutics, Inc. (a)(b)	7,043	575,202
Monte Rosa Therapeutics, Inc. (a)(b)	71,171	527,377
Myriad Genetics, Inc. (a)	150,778	1,090,125
Neurogene, Inc. (a)	16,828	291,629
Nkarta, Inc. (a)	88,805	183,826
Novavax, Inc. (a)(b)	255,948	2,219,069
Nurix Therapeutics, Inc. (a)	129,390	1,195,564
Nuvalent, Inc., Class A (a)(b)	72,901	6,304,478
Nuvectis Pharma, Inc. (a)(b)	22,303	134,264
Olema Pharmaceuticals, Inc. (a)(b)	103,173	1,010,064
Omeros Corp. (a)(b)	96,518	395,724
OPKO Health, Inc. (a)(b)	626,780	971,509
ORIC Pharmaceuticals, Inc. (a)	77,737	932,844
Oruka Therapeutics, Inc. (a)(b)	47,125	906,214
Pacific Biosciences of California, Inc. (a)(b)	472,014	604,178
Palvella Therapeutics, Inc. (a)(b)	11,885	745,071
Personalis, Inc. (a)(b)	86,881	566,464
Perspective Therapeutics, Inc. (a)(b)	93,889	322,039
Phathom Pharmaceuticals, Inc. (a)(b)	66,870	787,060
Praxis Precision Medicines, Inc. (a)	29,076	1,541,028
Precigen, Inc. (a)(b)	230,938	759,786
Prime Medicine, Inc. (a)(b)	97,433	539,779
Protagonist Therapeutics, Inc. (a)	98,707	6,557,106
Protalix BioTherapeutics, Inc. (a)(b)	120,799	268,174
Protara Therapeutics, Inc. (a)	55,960	243,426
Prothena Corp. PLC (a)	66,028	644,433
PTC Therapeutics, Inc. (a)	130,245	7,993,136
Pulse Biosciences, Inc. (a)(b)	31,315	554,276
Puma Biotechnology, Inc. (a)	67,080	356,195
Quantum-Si, Inc., Class A (a)(b)	244,375	344,569
RadNet, Inc. (a)	113,720	8,666,601
Rapport Therapeutics, Inc. (a)(b)	29,040	862,488
Recursion Pharmaceuticals, Inc., Class A (a)(b)	578,314	2,822,172
REGENXBIO, Inc. (a)	79,442	766,615
Relay Therapeutics, Inc. (a)(b)	229,429	1,197,619
Replimune Group, Inc. (a)(b)	111,983	469,209
Rezolute, Inc. (a)(b)	115,975	1,090,165
Rhythm Pharmaceuticals, Inc. (a)	87,689	8,855,712
Rigel Pharmaceuticals, Inc. (a)(b)	30,035	850,892
Rocket Pharmaceuticals, Inc. (a)(b)	131,134	427,497
Sana Biotechnology, Inc. (a)(b)	224,246	796,073
Security	Shares	Value
Biotechnology (continued)
Savara, Inc. (a)	207,177	$ 739,622
Scholar Rock Holding Corp. (a)(b)	137,617	5,124,857
SELLAS Life Sciences Group, Inc. (a)(b)	165,346	266,207
Septerna, Inc. (a)(b)	32,007	602,052
Sionna Therapeutics, Inc. (a)	21,370	628,492
Soleno Therapeutics, Inc. (a)(b)	68,150	4,606,940
Solid Biosciences, Inc. (a)	97,015	598,583
Spyre Therapeutics, Inc. (a)(b)	83,861	1,405,510
Stoke Therapeutics, Inc. (a)(b)	68,636	1,612,946
Tango Therapeutics, Inc. (a)	120,100	1,008,840
Taysha Gene Therapies, Inc. (a)	278,909	912,032
Tectonic Therapeutic, Inc. (a)	19,034	298,643
Tevogen Bio Holdings, Inc. (a)	38,654	30,355
Tonix Pharmaceuticals Holding Corp. (a)(b)	13,112	316,786
Tourmaline Bio, Inc. (a)	29,394	1,405,915
Travere Therapeutics, Inc. (a)	149,850	3,581,415
TriSalus Life Sciences, Inc. (a)	27,644	128,545
TuHURA Biosciences, Inc. (a)(b)	44,500	110,360
Twist Bioscience Corp. (a)	101,008	2,842,365
Tyra Biosciences, Inc. (a)(b)	41,730	583,803
Upstream Bio, Inc. (a)(b)	54,967	1,033,929
UroGen Pharma Ltd. (a)	62,333	1,243,543
Vanda Pharmaceuticals, Inc. (a)(b)	93,404	466,086
Vaxcyte, Inc. (a)(b)	192,171	6,921,999
Vera Therapeutics, Inc., Class A (a)(b)	87,236	2,535,078
Veracyte, Inc. (a)	132,481	4,548,073
Verastem, Inc. (a)(b)	66,109	583,742
Vericel Corp. (a)	85,062	2,676,901
Vir Biotechnology, Inc. (a)(b)	148,552	848,232
Viridian Therapeutics, Inc. (a)	118,750	2,562,625
Xencor, Inc. (a)	113,542	1,331,848
Xenon Pharmaceuticals, Inc. (a)	128,470	5,158,070
XOMA Royalty Corp. (a)	14,283	550,467
Zenas Biopharma, Inc. (a)(b)	26,476	587,767
Zevra Therapeutics, Inc. (a)(b)	91,121	866,561
Zymeworks, Inc. (a)	83,824	1,431,714
		371,676,420
Building Materials — 0.4%
Aspen Aerogels, Inc. (a)	106,295	739,813
BlueLinx Holdings, Inc. (a)	13,252	968,456
Gibraltar Industries, Inc. (a)	50,379	3,163,801
Griffon Corp.	64,438	4,906,954
Masterbrand, Inc. (a)	216,764	2,854,782
Patrick Industries, Inc.	54,280	5,614,180
Quanex Building Products Corp.	81,253	1,155,418
		19,403,404
Building Products — 0.1%
Janus International Group, Inc. (a)	228,167	2,252,008
JELD-WEN Holding, Inc. (a)	142,434	699,351
Tecnoglass, Inc.	41,041	2,746,054
		5,697,413
Cable Television Services — 0.1%
Altice USA, Inc., Class A (a)	452,967	1,091,650
AMC Networks, Inc., Class A (a)	53,969	444,704
Cable One, Inc.	8,816	1,560,873
Liberty Latin America Ltd., Class A (a)	52,140	432,241
Liberty Latin America Ltd., Class C (a)(b)	214,441	1,809,882
WideOpenWest, Inc. (a)	89,511	461,877
		5,801,227
Capital Markets — 0.4%
Bakkt Holdings, Inc., Class A (a)(b)	8,886	299,014

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
BGC Group, Inc., Class A	608,026	$ 5,751,926
Forge Global Holdings, Inc. (a)	17,674	298,691
Marex Group PLC	90,372	3,038,307
MarketWise, Inc., Class A	3,174	52,466
P10, Inc., Class A	90,618	985,924
Patria Investments Ltd., Class A	99,478	1,452,379
Perella Weinberg Partners, Class A	103,448	2,205,511
Victory Capital Holdings, Inc., Class A	75,069	4,861,468
		18,945,686
Casinos & Gambling — 0.1%
Accel Entertainment, Inc., Class A (a)	92,498	1,023,953
Bally’s Corp. (a)	12,708	141,059
Brightstar Lottery PLC	185,682	3,203,015
Inspired Entertainment, Inc. (a)	36,190	339,462
Monarch Casino & Resort, Inc.	21,105	2,233,753
		6,941,242
Cement — 0.0%
Concrete Pumping Holdings, Inc.	38,751	273,195
Chemicals(a) — 0.0%
ASP Isotopes, Inc. (b)	128,602	1,237,151
Intrepid Potash, Inc.	19,120	584,690
		1,821,841
Chemicals: Diversified — 0.6%
AdvanSix, Inc.	44,230	857,177
American Vanguard Corp. (a)	40,717	233,716
Codexis, Inc. (a)	137,295	335,000
Core Molding Technologies, Inc. (a)	13,705	281,638
CSW Industrials, Inc.	27,332	6,634,843
Innospec, Inc.	42,887	3,309,161
Koppers Holdings, Inc.	33,424	935,872
Lifecore Biomedical, Inc. (a)	43,364	319,159
LSB Industries, Inc. (a)	89,749	707,222
Orion SA	96,296	729,924
Perimeter Solutions, Inc. (a)(b)	235,269	5,267,673
PureCycle Technologies, Inc. (a)(b)	221,243	2,909,345
Quaker Chemical Corp.	23,630	3,113,252
Rayonier Advanced Materials, Inc. (a)	110,470	797,593
Stepan Co.	36,804	1,755,551
		28,187,126
Chemicals: Specialty — 1.2%
Arq, Inc. (a)(b)	50,743	363,320
Avient Corp.	155,841	5,134,961
Balchem Corp.	54,982	8,250,599
Cabot Corp.	90,827	6,907,393
Chemours Co.	251,150	3,978,216
Ecovyst, Inc. (a)	184,638	1,617,429
Flotek Industries, Inc. (a)	24,687	360,430
FutureFuel Corp.	41,279	160,163
Hawkins, Inc.	32,569	5,951,008
HB Fuller Co.	92,451	5,480,495
Ingevity Corp. (a)	61,521	3,395,344
Mativ Holdings, Inc.	93,148	1,053,504
Minerals Technologies, Inc.	53,938	3,350,629
Oil-Dri Corp. of America	16,386	1,000,201
Rogers Corp. (a)	31,576	2,540,605
Sensient Technologies Corp.	71,490	6,709,336
Security	Shares	Value
Chemicals: Specialty (continued)
Solesence, Inc. (a)(b)	32,586	$ 104,927
Trinseo PLC	58,984	138,612
Tronox Holdings PLC	200,300	805,206
Valhi, Inc.	3,801	59,980
		57,362,358
Coal — 0.5%
Alpha Metallurgical Resources, Inc. (a)	19,892	3,264,078
Core Natural Resources, Inc.	87,541	7,307,923
Hallador Energy Co. (a)(b)	53,782	1,052,514
NACCO Industries, Inc., Class A	7,217	304,269
Peabody Energy Corp.	207,631	5,506,374
Ramaco Resources, Inc., Class A (b)	48,624	1,613,830
SunCoke Energy, Inc.	144,532	1,179,381
Warrior Met Coal, Inc.	88,276	5,617,885
		25,846,254
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	26,635	1,090,437
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	15,454	2,595,963
Finance Of America Cos., Inc., Class A (a)	7,691	172,509
loanDepot, Inc., Class A (a)(b)	141,458	434,276
Medallion Financial Corp.	27,247	275,195
PennyMac Financial Services, Inc., Class A	49,540	6,137,015
RE/MAX Holdings, Inc., Class A (a)	33,004	311,228
Velocity Financial, Inc. (a)	19,406	352,025
Walker & Dunlop, Inc.	55,800	4,665,996
		14,944,207
Commercial Services & Supplies — 0.1%
Acme United Corp.	5,755	236,991
ACV Auctions, Inc., Class A (a)	284,051	2,814,945
Aris Water Solutions, Inc., Class A	51,574	1,271,815
Information Services Group, Inc.	63,549	365,407
National Research Corp., Class A	21,600	276,048
Perma-Fix Environmental Services, Inc. (a)(b)	30,367	306,707
Spire Global, Inc. (a)	47,548	522,552
Vestis Corp.	192,744	873,130
Virco Mfg. Corp.	20,824	161,386
		6,828,981
Commercial Services: Rental & Leasing — 0.6%
DNOW, Inc. (a)	174,757	2,665,044
GATX Corp.	60,292	10,539,042
Greenbrier Cos., Inc.	50,495	2,331,354
Herc Holdings, Inc.	54,872	6,401,368
McGrath RentCorp	41,508	4,868,888
Rush Enterprises, Inc., Class B	15,228	874,392
Willis Lease Finance Corp.	4,781	655,427
		28,335,515
Commercial Vehicles & Parts — 0.6%
Blue Bird Corp. (a)	52,649	3,029,950
Hyliion Holdings Corp. (a)	235,217	463,378
Miller Industries, Inc.	19,191	775,700
Modine Manufacturing Co. (a)(b)	88,018	12,512,639
Motorcar Parts of America, Inc. (a)	22,299	368,826
REV Group, Inc.	81,490	4,618,038
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Vehicles & Parts (continued)
Rush Enterprises, Inc., Class A	102,619	$ 5,487,038
Wabash National Corp.	72,466	715,239
		27,970,808
Communications Equipment(a) — 0.1%
BK Technologies Corp.	4,705	397,478
CommScope Holding Co., Inc.	361,405	5,594,550
		5,992,028
Communications Technology — 0.9%
908 Devices, Inc. (a)	40,367	353,615
ADTRAN Holdings, Inc. (a)(b)	127,135	1,192,526
Anterix, Inc. (a)	17,976	385,945
Bandwidth, Inc., Class A (a)	42,637	710,759
Bel Fuse, Inc., Class B	17,798	2,509,874
Calix, Inc. (a)	98,518	6,046,050
Digi International, Inc. (a)	61,558	2,244,405
Extreme Networks, Inc. (a)	223,242	4,609,947
Harmonic, Inc. (a)	190,790	1,942,242
Inseego Corp. (a)(b)	21,510	322,005
InterDigital, Inc.	43,508	15,020,267
NETGEAR, Inc. (a)	47,009	1,522,621
Powerfleet, Inc. NJ (a)(b)	215,369	1,128,533
Ribbon Communications, Inc. (a)	156,409	594,354
Viasat, Inc. (a)	197,906	5,798,646
		44,381,789
Computer Services Software & Systems — 4.7%
A10 Networks, Inc.	120,199	2,181,612
ACI Worldwide, Inc. (a)	176,591	9,318,707
Adeia, Inc.	182,847	3,071,830
Alarm.com Holdings, Inc. (a)	80,648	4,280,796
Angi, Inc., Class A (a)	67,110	1,091,209
Appian Corp., Class A (a)	67,386	2,059,990
Asure Software, Inc. (a)(b)	39,669	325,286
Blackbaud, Inc. (a)	64,868	4,171,661
BlackLine, Inc. (a)(b)	87,442	4,643,170
Box, Inc., Class A (a)	235,183	7,589,355
Bumble, Inc., Class A (a)	124,446	757,876
Cantaloupe, Inc. (a)	90,877	960,570
Cargurus, Inc., Class A (a)(b)	139,397	5,189,750
Cleanspark, Inc. (a)(b)	470,102	6,816,479
Commerce.com, Inc., Series 1 (a)	112,390	560,826
Commvault Systems, Inc. (a)	75,089	14,175,301
CoreCard Corp. (a)(b)	9,702	261,178
CSG Systems International, Inc.	46,827	3,014,722
Diebold Nixdorf, Inc. (a)	42,751	2,438,090
Digimarc Corp. (a)(b)	26,177	255,749
Digital Turbine, Inc. (a)	167,928	1,074,739
DigitalOcean Holdings, Inc. (a)	109,144	3,728,359
Domo, Inc., Class B (a)	52,621	833,517
ePlus, Inc.	43,815	3,111,303
Eventbrite, Inc., Class A (a)	134,894	339,933
EverQuote, Inc., Class A (a)	45,463	1,039,739
Evolent Health, Inc., Class A (a)	198,588	1,680,054
fuboTV, Inc. (a)(b)	571,255	2,370,708
Getty Images Holdings, Inc., Class A (a)	167,994	332,628
Grid Dynamics Holdings, Inc., Class A (a)	114,350	881,638
Grindr, Inc. (a)(b)	57,822	868,486
Groupon, Inc. (a)	41,966	979,906
LiveRamp Holdings, Inc. (a)	109,436	2,970,093
Magnite, Inc. (a)	233,445	5,084,432
MARA Holdings, Inc. (a)(b)	624,187	11,397,655
Mitek Systems, Inc. (a)	75,850	741,055
Security	Shares	Value
Computer Services Software & Systems (continued)
NCR Atleos Corp. (a)	123,633	$ 4,860,013
NCR Voyix Corp. (a)(b)	234,689	2,945,347
NetScout Systems, Inc. (a)	118,590	3,063,180
Nextdoor Holdings, Inc., Class A (a)(b)	366,819	766,652
OneSpan, Inc.	61,703	980,461
PagerDuty, Inc. (a)	144,280	2,383,506
PAR Technology Corp. (a)(b)	67,847	2,685,384
Progress Software Corp.	72,351	3,178,379
PROS Holdings, Inc. (a)(b)	74,799	1,713,645
Q2 Holdings, Inc. (a)	104,307	7,550,784
Qualys, Inc. (a)	61,166	8,094,097
Rackspace Technology, Inc. (a)	112,741	158,965
Rapid7, Inc. (a)	108,261	2,029,894
Red Violet, Inc.	18,756	980,001
Rimini Street, Inc. (a)	83,422	390,415
Riot Platforms, Inc. (a)	585,615	11,144,253
Sapiens International Corp. NV	52,940	2,276,420
Schrodinger, Inc./United States (a)	95,878	1,923,313
Shutterstock, Inc.	41,018	855,225
Simulations Plus, Inc. (a)	27,866	419,941
SoundThinking, Inc. (a)	16,244	195,903
SPS Commerce, Inc. (a)	64,434	6,710,157
Telos Corp. (a)	91,933	628,822
Tenable Holdings, Inc. (a)	202,733	5,911,694
Travelzoo (a)	11,008	108,209
TripAdvisor, Inc. (a)(b)	193,139	3,140,440
TSS, Inc. (a)(b)	31,623	572,693
Tucows, Inc., Class A (a)(b)	10,808	200,542
Unisys Corp. (a)	113,622	443,126
Upwork, Inc. (a)	209,185	3,884,565
Varonis Systems, Inc. (a)	185,371	10,653,271
Verint Systems, Inc. (a)	100,352	2,032,128
Verra Mobility Corp., Class A (a)	271,018	6,694,145
Vivid Seats, Inc., Class A, Class A (a)(b)	5,353	88,967
WNS Holdings Ltd. (a)	63,056	4,809,281
Workiva, Inc., Class A (a)	84,103	7,239,586
Yelp, Inc. (a)	104,290	3,253,848
Yext, Inc. (a)	175,758	1,497,458
		227,063,112
Computer Technology — 0.4%
3D Systems Corp. (a)(b)	231,426	671,135
Corsair Gaming, Inc. (a)	74,705	666,369
Immersion Corp.	51,829	380,425
Impinj, Inc. (a)	43,554	7,872,386
Insight Enterprises, Inc. (a)	47,159	5,348,302
PC Connection, Inc.	18,958	1,175,206
Synaptics, Inc. (a)	64,436	4,403,556
		20,517,379
Construction — 2.0%
Arcosa, Inc.	81,408	7,628,744
Bowman Consulting Group Ltd. (a)	22,407	949,161
Centuri Holdings, Inc. (a)	118,036	2,498,822
Construction Partners, Inc., Class A (a)(b)	78,697	9,994,519
Dycom Industries, Inc. (a)	47,080	13,736,061
Frontdoor, Inc. (a)	124,821	8,399,205
Granite Construction, Inc.	73,419	8,050,393
Great Lakes Dredge & Dock Corp. (a)	114,077	1,367,783
Knife River Corp. (a)	96,754	7,437,480
Orion Group Holdings, Inc. (a)	61,851	514,600
Primoris Services Corp.	90,839	12,474,920
Smith-Midland Corp. (a)(b)	4,660	171,954
Southland Holdings, Inc. (a)	20,079	86,139

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction (continued)
Sterling Infrastructure, Inc. (a)(b)	50,105	$ 17,019,666
Titan America SA	42,120	629,273
Tutor Perini Corp. (a)	75,231	4,934,401
		95,893,121
Consumer Electronics(a) — 0.1%
Sonos, Inc.	195,109	3,082,722
Vuzix Corp. (b)	111,273	348,285
		3,431,007
Consumer Finance — 0.2%
Consumer Portfolio Services, Inc. (a)	13,862	104,658
NerdWallet, Inc., Class A (a)	71,679	771,266
OppFi, Inc., Class A	42,025	476,143
Upstart Holdings, Inc. (a)(b)	141,376	7,181,901
		8,533,968
Consumer Lending — 0.4%
Encore Capital Group, Inc. (a)	39,430	1,645,808
Enova International, Inc. (a)	40,507	4,661,951
LendingTree, Inc. (a)	17,528	1,134,588
Marcus & Millichap, Inc.	40,422	1,186,386
Navient Corp.	120,629	1,586,271
Nelnet, Inc., Class A	21,656	2,715,229
Oportun Financial Corp. (a)	58,007	357,903
PRA Group, Inc. (a)	66,886	1,032,720
PROG Holdings, Inc.	66,004	2,135,890
Regional Management Corp.	14,018	546,141
World Acceptance Corp. (a)	4,380	740,833
		17,743,720
Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc. (a)	99,422	1,214,937
FirstCash Holdings, Inc.	66,468	10,529,860
OPENLANE, Inc. (a)	180,341	5,190,214
		16,935,011
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	237,837	948,970
Greif, Inc., Class A	42,836	2,559,879
Greif, Inc., Class B	8,075	497,501
Myers Industries, Inc.	63,373	1,073,539
O-I Glass, Inc. (a)	261,917	3,397,063
Ranpak Holdings Corp., Class A (a)	75,481	424,203
UFP Technologies, Inc. (a)	12,653	2,525,539
		11,426,694
Cosmetics — 0.1%
Interparfums, Inc.	31,000	3,049,780
Diversified Consumer Services(a) — 0.0%
Nerdy, Inc., Class A (b)	98,837	124,535
Zspace, Inc.	4,189	4,104
		128,639
Diversified Financial Services — 0.7%
Cannae Holdings, Inc.	97,280	1,781,197
Compass Diversified Holdings	114,527	758,169
European Wax Center, Inc., Class A (a)	48,027	191,628
Jackson Financial, Inc., Class A	120,403	12,188,396
MBIA, Inc. (a)	72,954	543,507
Moelis & Co., Class A	113,721	8,110,582
Piper Sandler Cos.	29,348	10,183,462
Security	Shares	Value
Diversified Financial Services (continued)
SWK Holdings Corp.	4,902	$ 71,324
Tiptree, Inc.	40,243	771,458
		34,599,723
Diversified Manufacturing Operations — 0.7%
Custom Truck One Source, Inc. (a)(b)	104,435	670,473
Enerpac Tool Group Corp., Class A	92,272	3,783,152
Enviri Corp. (a)	127,856	1,622,493
Federal Signal Corp.	100,884	12,004,187
Luxfer Holdings PLC	47,305	657,539
OSI Systems, Inc. (a)(b)	27,211	6,782,070
Standex International Corp.	20,003	4,238,636
TriMas Corp.	56,066	2,166,390
		31,924,940
Diversified Materials & Processing — 0.4%
Ascent Industries Co. (a)	13,783	177,525
Belden, Inc.	66,300	7,973,901
Insteel Industries, Inc.	32,237	1,235,967
NL Industries, Inc.	14,377	88,418
Tredegar Corp. (a)(b)	43,465	349,024
Uranium Energy Corp. (a)(b)	714,565	9,532,297
		19,357,132
Diversified Media — 0.0%
EW Scripps Co., Class A (a)	114,140	280,784
Diversified Retail — 0.3%
Bed Bath & Beyond, Inc. (a)	95,321	933,193
Gaia, Inc., Class A (a)(b)	29,520	174,758
Global Industrial Co.	23,359	856,575
PriceSmart, Inc.	43,492	5,270,795
Revolve Group, Inc., Class A (a)(b)	68,154	1,451,680
Savers Value Village, Inc. (a)(b)	64,443	853,870
Stitch Fix, Inc., Class A (a)	172,609	750,849
Winmark Corp.	5,030	2,503,783
		12,795,503
Diversified Telecommunication Services(a) — 0.6%
BlackSky Technology, Inc., Class A (b)	48,492	977,114
EchoStar Corp., Class A (b)	227,740	17,390,226
Globalstar, Inc. (b)	84,267	3,066,476
Lumen Technologies, Inc.	1,601,718	9,802,514
		31,236,330
Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	25,052	1,742,617
Village Super Market, Inc., Class A	15,287	571,122
Weis Markets, Inc.	27,805	1,998,346
		4,312,085
Education Services — 1.1%
Adtalem Global Education, Inc. (a)	59,604	9,205,838
American Public Education, Inc. (a)(b)	30,145	1,189,823
Coursera, Inc. (a)	233,797	2,737,763
Franklin Covey Co. (a)	19,361	375,797
Graham Holdings Co., Class B	5,363	6,313,914
HealthStream, Inc.	41,933	1,184,188
KinderCare Learning Cos., Inc. (a)	48,010	318,786
Laureate Education, Inc., Class A (a)	218,282	6,884,614
Lincoln Educational Services Corp. (a)(b)	51,343	1,206,561
Perdoceo Education Corp.	103,829	3,910,200
Strategic Education, Inc.	39,206	3,372,108
Stride, Inc. (a)	71,730	10,683,466
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Education Services (continued)
Udemy, Inc. (a)	168,349	$ 1,180,126
Universal Technical Institute, Inc. (a)	76,672	2,495,674
		51,058,858
Electrical Equipment — 0.5%
Complete Solaria, Inc. (a)(b)	104,465	183,859
Enovix Corp. (a)(b)	280,296	2,794,551
Eos Energy Enterprises, Inc., Class A (a)(b)	427,507	4,869,305
Fluence Energy, Inc., Class A (a)(b)	131,569	1,420,945
LSI Industries, Inc.	45,510	1,074,491
NANO Nuclear Energy, Inc. (a)(b)	52,240	2,014,375
Net Power, Inc., Class A (a)(b)	38,138	114,795
NuScale Power Corp., Class A (a)(b)	212,832	7,661,952
Power Solutions International, Inc. (a)	11,355	1,115,288
Shoals Technologies Group, Inc., Class A (a)(b)	282,834	2,095,800
SKYX Platforms Corp. (a)	106,078	118,807
T1 Energy, Inc. (a)(b)	184,516	402,245
		23,866,413
Electronic Components — 0.7%
Aeva Technologies, Inc. (a)	53,094	769,863
American Superconductor Corp. (a)	73,361	4,356,910
Array Technologies, Inc. (a)(b)	256,607	2,091,347
Methode Electronics, Inc.	59,814	451,596
MicroVision, Inc. (a)(b)	425,038	527,047
Novanta, Inc. (a)	60,582	6,067,287
NVE Corp.	8,451	551,597
Sanmina Corp. (a)	87,767	10,102,859
ScanSource, Inc. (a)	35,179	1,547,524
TTM Technologies, Inc. (a)	168,825	9,724,320
		36,190,350
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)	24,688	392,539
Electronic Equipment, Instruments & Components — 0.4%
Bel Fuse, Inc., Class A	2,560	297,856
Climb Global Solutions, Inc.	6,630	893,989
Daktronics, Inc. (a)	64,827	1,356,181
Evolv Technologies Holdings, Inc., Class A (a)(b)	197,686	1,492,529
Frequency Electronics, Inc. (a)(b)	11,403	386,676
KULR Technology Group, Inc. (a)(b)	57,133	237,673
Mirion Technologies, Inc., Class A (a)	394,571	9,177,722
M-Tron Industries, Inc. (a)	4,253	235,956
Neonode, Inc. (a)(b)	18,195	63,501
Ouster, Inc. (a)	86,139	2,330,060
Richardson Electronics Ltd.	20,035	196,143
Xperi, Inc. (a)	77,607	502,893
		17,171,179
Electronics(a) — 0.6%
Agilysys, Inc.	43,887	4,619,107
Integer Holdings Corp.	57,574	5,949,121
NEXTracker, Inc., Class A	245,053	18,131,472
nLight, Inc.	81,115	2,403,437
		31,103,137
Energy Equipment(a) — 0.8%
Bloom Energy Corp., Class A (b)	360,533	30,490,276
Expro Group Holdings NV	174,226	2,069,805
Sunrun, Inc.	354,096	6,122,320
		38,682,401
Energy Equipment & Services — 0.4%
Atlas Energy Solutions, Inc.	131,451	1,494,598
Security	Shares	Value
Energy Equipment & Services (continued)
Borr Drilling Ltd. (b)	380,447	$ 1,023,402
Core Laboratories, Inc.	81,958	1,013,001
Energy Services of America Corp.	20,475	211,916
Flowco Holdings, Inc., Class A	31,037	460,900
Forum Energy Technologies, Inc. (a)	19,935	532,464
Innovex International, Inc. (a)	67,184	1,245,591
Kodiak Gas Services, Inc.	108,524	4,012,132
Mammoth Energy Services, Inc. (a)	45,251	103,625
Ranger Energy Services, Inc., Class A	25,809	362,358
SEACOR Marine Holdings, Inc. (a)	38,831	252,013
Seadrill Ltd. (a)(b)	105,951	3,200,780
Valaris Ltd. (a)	108,080	5,271,062
		19,183,842
Engineering & Contracting Services — 1.0%
Argan, Inc.	22,494	6,074,505
Exponent, Inc.	84,904	5,899,130
Fluor Corp. (a)	275,485	11,589,654
IES Holdings, Inc. (a)	15,326	6,094,384
Limbach Holdings, Inc. (a)	18,067	1,754,667
Mistras Group, Inc. (a)	28,139	276,888
MYR Group, Inc. (a)	26,154	5,440,816
Uniti Group, Inc. (a)	243,609	1,490,887
VSE Corp.	34,418	5,721,648
Willdan Group, Inc. (a)	23,464	2,268,734
		46,611,313
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	738,963	2,142,993
Atlanta Braves Holdings, Inc., Class A (a)	11,710	532,454
Atlanta Braves Holdings, Inc., Class C (a)	77,905	3,240,069
Cinemark Holdings, Inc.	174,559	4,891,143
CuriosityStream, Inc., Class A	55,374	293,482
Golden Entertainment, Inc.	33,233	783,634
Golden Matrix Group, Inc. (a)(b)	39,654	44,809
IMAX Corp. (a)	73,822	2,417,671
Lionsgate Studios Corp. (a)	328,709	2,268,092
Madison Square Garden Entertainment Corp., Class A (a)	67,511	3,054,198
Playstudios, Inc., Class A (a)	158,927	152,983
Playtika Holding Corp.	97,455	379,100
Reservoir Media, Inc. (a)	32,658	265,836
Starz Entertainment Corp. (a)(b)	21,913	322,778
		20,789,242
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	104,562	4,822,399
BrightView Holdings, Inc. (a)	120,646	1,616,656
Brink’s Co.	70,701	8,262,119
Healthcare Services Group, Inc. (a)	124,169	2,089,764
IBEX Holdings Ltd. (a)	17,298	700,915
Montrose Environmental Group, Inc. (a)	54,310	1,491,353
UniFirst Corp.	25,583	4,277,222
		23,260,428
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp. (a)(b)	9,254	542,099
Cass Information Systems, Inc.	20,705	814,328
Donnelley Financial Solutions, Inc. (a)	43,752	2,250,165
EVERTEC, Inc.	108,687	3,671,447
Green Dot Corp., Class A (a)	91,741	1,232,082
I3 Verticals, Inc., Class A (a)(b)	38,597	1,252,859
International Money Express, Inc. (a)	46,963	656,073
LendingClub Corp. (a)(b)	192,684	2,926,870

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Data & Systems (continued)
Priority Technology Holdings, Inc. (a)	38,188	$ 262,351
Repay Holdings Corp., Class A (a)(b)	133,078	695,998
Value Line, Inc.	1,578	61,668
		14,365,940
Financial Services — 0.3%
Acacia Research Corp. (a)	63,257	205,585
Better Home & Finance Holding Co. (a)(b)	8,509	477,695
Burford Capital Ltd.	324,660	3,882,934
Enact Holdings, Inc.	48,606	1,863,554
Ispire Technology, Inc. (a)(b)	30,845	78,963
Jefferson Capital, Inc. (b)	19,498	336,535
Karat Packaging, Inc.	11,366	286,537
NewtekOne, Inc.	42,736	489,327
Onity Group, Inc. (a)	10,557	421,858
Pagseguro Digital Ltd., Class A	303,363	3,033,630
Paysign, Inc. (a)	61,000	383,690
Security National Financial Corp., Class A (a)	26,785	232,226
Turning Point Brands, Inc.	28,913	2,858,339
Universal Corp.	41,418	2,314,024
		16,864,897
Food & Staples Retailing — 0.1%
Grocery Outlet Holding Corp. (a)	160,767	2,580,310
Natural Grocers by Vitamin Cottage, Inc.	22,119	884,760
		3,465,070
Food Products(a) — 0.1%
Beyond Meat, Inc. (b)	127,606	241,175
Forafric Global PLC (b)	9,653	83,885
Hain Celestial Group, Inc.	154,776	244,546
Lifeway Foods, Inc.	7,054	195,819
Mama’s Creations, Inc.	53,309	560,278
SunOpta, Inc.	165,120	967,603
Triller Group, Inc. (b)	178,534	148,201
Westrock Coffee Co. (b)	60,970	296,314
		2,737,821
Foods — 0.6%
B&G Foods, Inc.	133,269	590,382
Chefs’ Warehouse, Inc. (a)	61,711	3,599,603
HF Foods Group, Inc. (a)(b)	68,482	189,010
J & J Snack Foods Corp.	26,450	2,541,580
John B Sanfilippo & Son, Inc.	13,255	852,031
Marzetti Co.	33,577	5,801,770
Medifast, Inc. (a)(b)	17,787	243,148
Mission Produce, Inc. (a)	71,623	860,908
Seneca Foods Corp., Class A (a)	7,876	850,135
Simply Good Foods Co. (a)	158,994	3,946,231
Tootsie Roll Industries, Inc.	30,478	1,277,638
TreeHouse Foods, Inc. (a)	85,022	1,718,295
United Natural Foods, Inc. (a)	100,453	3,779,042
Utz Brands, Inc., Class A	122,070	1,483,151
Vita Coco Co., Inc. (a)(b)	68,468	2,907,836
		30,640,760
Forest Products — 0.3%
Boise Cascade Co.	63,360	4,898,995
UFP Industries, Inc.	101,437	9,483,345
		14,382,340
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	74,379	1,439,978
Security	Shares	Value
Forms & Bulk Printing Services (continued)
Ennis, Inc.	43,358	$ 792,584
Quad/Graphics, Inc., Class A	47,800	299,228
		2,531,790
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	591,252
Funeral Parlors & Cemeteries — 0.1%
Carriage Services, Inc.	23,569	1,049,763
Hillenbrand, Inc.	119,687	3,236,336
Matthews International Corp., Class A	51,431	1,248,745
		5,534,844
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	74,743	3,194,516
NextDecade Corp. (a)(b)	226,971	1,541,133
		4,735,649
Gold — 0.5%
Caledonia Mining Corp. PLC	27,096	981,146
Coeur Mining, Inc. (a)	1,075,409	20,174,673
Novagold Resources, Inc. (a)	508,760	4,477,088
		25,632,907
Health Care Equipment & Services — 0.0%
Embecta Corp.	97,745	1,379,182
Figs, Inc., Class A (a)(b)	153,323	1,025,731
		2,404,913
Health Care Equipment & Supplies — 0.3%
Adaptive Biotechnologies Corp. (a)	255,238	3,818,360
ICU Medical, Inc. (a)	40,987	4,916,801
Inogen, Inc. (a)	41,210	336,686
Integra LifeSciences Holdings Corp. (a)	115,285	1,652,034
Nano-X Imaging Ltd. (a)(b)	111,322	411,891
OmniAb, Inc. (a)(b)	161,213	257,941
OmniAb, Inc., 12.50 Earnout Shares (a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (a)(c)	9,003	—
PROCEPT BioRobotics Corp. (a)(b)	88,957	3,174,875
Strawberry Fields REIT, Inc.	11,732	144,304
Zimvie, Inc. (a)	46,395	878,721
		15,591,613
Health Care Facilities — 0.8%
Astrana Health, Inc. (a)	69,758	1,977,639
Brookdale Senior Living, Inc. (a)	378,722	3,207,775
CVRx, Inc. (a)	23,044	185,965
Enovis Corp. (a)	96,229	2,919,588
Ensign Group, Inc.	94,333	16,297,912
Joint Corp. (a)	26,114	249,128
LifeStance Health Group, Inc. (a)	226,503	1,245,767
National HealthCare Corp.	21,468	2,608,577
QuidelOrtho Corp. (a)	112,734	3,320,016
RxSight, Inc. (a)	62,053	557,856
Select Medical Holdings Corp.	190,475	2,445,699
Sight Sciences, Inc. (a)	71,563	246,177
U.S. Physical Therapy, Inc.	25,759	2,188,227
		37,450,326
Health Care Management Services(a) — 0.6%
Enhabit, Inc.	85,284	683,125
Hims & Hers Health, Inc., Class A (b)	320,011	18,151,024
Option Care Health, Inc.	275,307	7,642,522
TruBridge, Inc. (b)	17,308	349,102
		26,825,773
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.3%
agilon health, Inc. (a)	520,188	$ 535,793
Clover Health Investments Corp. (a)(b)	685,025	2,096,176
Delcath Systems, Inc. (a)	52,189	561,032
DocGo, Inc. (a)	146,901	199,785
GeneDx Holdings Corp., Class A (a)(b)	31,628	3,407,601
Oncology Institute, Inc. (a)	102,261	356,891
PACS Group, Inc. (a)(b)	76,338	1,048,121
Premier, Inc., Class A	138,460	3,849,188
Sonida Senior Living, Inc. (a)(b)	6,812	188,829
Talkspace, Inc. (a)	212,133	585,487
		12,828,903
Health Care Services — 1.6%
Addus HomeCare Corp. (a)(b)	30,654	3,616,866
AirSculpt Technologies, Inc. (a)(b)	19,556	156,839
Alignment Healthcare, Inc. (a)	245,375	4,281,794
AMN Healthcare Services, Inc. (a)	65,159	1,261,478
Ardent Health, Inc. (a)(b)	40,589	537,804
Aveanna Healthcare Holdings, Inc. (a)(b)	79,006	700,783
BrightSpring Health Services, Inc. (a)(b)	157,564	4,657,592
Butterfly Network, Inc., Class A (a)(b)	332,786	642,277
Claritev Corp. (a)(b)	13,354	708,830
Concentra Group Holdings Parent, Inc.	197,629	4,136,375
CorVel Corp. (a)	49,285	3,815,645
Cross Country Healthcare, Inc. (a)	53,912	765,550
Definitive Healthcare Corp., Class A (a)	60,601	246,040
Fortrea Holdings, Inc. (a)	152,708	1,285,801
Ginkgo Bioworks Holdings, Inc. (a)(b)	67,356	982,051
Health Catalyst, Inc. (a)	100,811	287,311
HealthEquity, Inc. (a)	143,290	13,579,593
LifeMD, Inc. (a)	60,923	413,667
NeoGenomics, Inc. (a)	219,342	1,693,320
Nutex Health, Inc. (a)(b)	5,946	614,341
Omnicell, Inc. (a)	79,262	2,413,528
OptimizeRx Corp. (a)	28,162	577,321
Pediatrix Medical Group, Inc. (a)	144,851	2,426,254
Pennant Group, Inc. (a)	56,760	1,431,487
Performant Healthcare, Inc. (a)(b)	113,124	874,449
Phibro Animal Health Corp., Class A	35,241	1,425,851
Phreesia, Inc. (a)(b)	96,587	2,271,726
Privia Health Group, Inc. (a)	194,411	4,840,834
Progyny, Inc. (a)	115,554	2,486,722
Surgery Partners, Inc. (a)	131,260	2,840,466
Teladoc Health, Inc. (a)(b)	299,554	2,315,553
Viemed Healthcare, Inc. (a)	59,015	400,712
Waystar Holding Corp. (a)	183,664	6,964,539
		75,653,399
Health Care: Miscellaneous — 0.0%
Absci Corp. (a)(b)	189,080	574,803
Home Building — 1.3%
Beazer Homes USA, Inc. (a)	49,240	1,208,842
Century Communities, Inc.	43,778	2,774,212
Dream Finders Homes, Inc., Class A (a)(b)	50,651	1,312,874
Forestar Group, Inc. (a)	32,824	872,790
Green Brick Partners, Inc. (a)	52,146	3,851,503
Hovnanian Enterprises, Inc., Class A (a)	8,226	1,056,959
Installed Building Products, Inc.	39,330	9,701,138
KB Home	111,467	7,093,760
Legacy Housing Corp. (a)	14,759	406,020
LGI Homes, Inc. (a)	34,994	1,809,540
M/I Homes, Inc. (a)	43,810	6,327,916
Meritage Homes Corp.	119,102	8,626,558
Security	Shares	Value
Home Building (continued)
Taylor Morrison Home Corp., Class A (a)	163,100	$ 10,766,231
Tile Shop Holdings, Inc. (a)	48,468	293,231
Tri Pointe Homes, Inc. (a)	144,933	4,923,374
		61,024,948
Hotel/Motel — 0.2%
First Watch Restaurant Group, Inc. (a)	68,265	1,067,665
Krispy Kreme, Inc. (b)	129,405	500,797
Marcus Corp.	38,905	603,416
Red Rock Resorts, Inc., Class A	82,811	5,056,440
Xponential Fitness, Inc., Class A (a)(b)	40,656	316,710
		7,545,028
Hotels, Restaurants & Leisure — 0.3%
Genius Sports Ltd. (a)(b)	367,143	4,545,230
Global Business Travel Group I, Class A (a)(b)	158,112	1,277,545
Sabre Corp. (a)	620,151	1,134,876
Serve Robotics, Inc. (a)(b)	81,207	944,438
Six Flags Entertainment Corp. (a)(b)	162,651	3,695,431
Super Group SGHC Ltd.	264,997	3,497,960
		15,095,480
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,990	186,666
Traeger, Inc. (a)	61,250	74,725
		261,391
Household Durables — 0.0%
Cricut, Inc., Class A	78,746	495,312
Waldencast PLC, Class A (a)(b)	73,371	145,275
		640,587
Household Equipment & Products — 0.5%
Central Garden & Pet Co. (a)	15,307	499,773
Central Garden & Pet Co., Class A (a)	84,839	2,505,296
Energizer Holdings, Inc.	110,085	2,740,016
Helen of Troy Ltd. (a)	39,539	996,383
Novocure Ltd. (a)	173,689	2,244,062
Spectrum Brands Holdings, Inc.	40,027	2,102,618
Zurn Elkay Water Solutions Corp.	252,456	11,873,006
		22,961,154
Household Furnishings — 0.2%
American Woodmark Corp. (a)	24,813	1,656,516
Apogee Enterprises, Inc.	36,198	1,577,147
Bassett Furniture Industries, Inc.	14,121	220,852
Ethan Allen Interiors, Inc.	39,365	1,159,693
Flexsteel Industries, Inc.	6,290	291,542
La-Z-Boy, Inc.	69,781	2,394,884
Leggett & Platt, Inc.	226,466	2,011,018
Lovesac Co. (a)	24,496	414,717
Sleep Number Corp. (a)(b)	26,793	188,087
		9,914,456
Independent Power Producers & Energy Traders — 0.0%
Montauk Renewables, Inc. (a)(b)	108,509	218,103
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	40,850	1,369,700
Insurance — 0.6%
F&G Annuities & Life, Inc.	35,588	1,112,837
Fidelis Insurance Holdings Ltd.	100,544	1,824,874
GoHealth, Inc., Class A (a)	6,637	31,990
Hamilton Insurance Group Ltd., Class B (a)	75,866	1,881,477
Kingsway Financial Services, Inc. (a)	31,412	459,243
Lemonade, Inc. (a)(b)	93,935	5,028,341
Marqeta, Inc., Class A (a)	649,968	3,431,831

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Mercury General Corp.	44,739	$ 3,792,972
Oscar Health, Inc., Class A (a)(b)	325,934	6,169,931
Skyward Specialty Insurance Group, Inc. (a)	60,236	2,864,824
		26,598,320
Insurance: Life — 0.2%
Citizens, Inc., Class A (a)(b)	78,346	411,317
CNO Financial Group, Inc.	161,602	6,391,359
Selectquote, Inc. (a)	228,989	448,818
Trupanion, Inc. (a)	62,445	2,702,620
		9,954,114
Insurance: Multi-Line — 0.3%
Abacus Global Management, Inc., Class A (a)	67,746	388,185
Baldwin Insurance Group, Inc. (a)	118,998	3,356,934
Crawford & Co., Class A	27,975	299,332
eHealth, Inc. (a)	49,860	214,897
Goosehead Insurance, Inc., Class A	40,260	2,996,149
Horace Mann Educators Corp.	69,168	3,124,318
James River Group Holdings Ltd.	63,900	354,645
SiriusPoint Ltd. (a)	120,308	2,176,372
		12,910,832
Insurance: Property-Casualty — 1.4%
American Coastal Insurance Corp.	40,475	461,010
American Integrity Insurance Group, Inc. (a)	13,442	299,891
AMERISAFE, Inc.	31,968	1,401,477
Aspen Insurance Holdings Ltd., Class A (a)	25,907	951,046
Bowhead Specialty Holdings, Inc. (a)	26,947	728,647
Donegal Group, Inc., Class A	27,352	530,355
Employers Holdings, Inc.	41,150	1,748,052
Essent Group Ltd.	163,776	10,409,603
Genworth Financial, Inc., Class A (a)	687,892	6,122,239
Greenlight Capital Re Ltd., Class A (a)	44,360	563,372
HCI Group, Inc.	17,327	3,325,571
Heritage Insurance Holdings, Inc. (a)	37,628	947,473
Investors Title Co.	2,443	654,309
Kestrel Group Ltd. (a)(b)	2,947	80,483
Kingstone Cos., Inc.	19,150	281,505
NI Holdings, Inc. (a)	13,658	185,202
NMI Holdings, Inc., Class A (a)	132,020	5,061,647
Palomar Holdings, Inc. (a)	44,737	5,223,045
ProAssurance Corp. (a)	85,903	2,060,813
Radian Group, Inc.	227,684	8,246,714
Safety Insurance Group, Inc.	25,266	1,786,054
Selective Insurance Group, Inc.	102,915	8,343,319
Slide Insurance Holdings, Inc. (a)(b)	44,887	708,541
Stewart Information Services Corp.	46,888	3,437,828
United Fire Group, Inc.	36,201	1,101,234
Universal Insurance Holdings, Inc.	44,077	1,159,225
		65,818,655
Internet & Catalog Retail(a) — 0.0%
BARK, Inc., Class A (b)	167,474	139,137
ThredUp, Inc., Class A	153,677	1,452,248
		1,591,385
Internet Software & Services(a) — 0.3%
eGain Corp.	30,296	263,878
Flywire Corp.	196,898	2,665,999
MediaAlpha, Inc., Class A	53,639	610,412
Remitly Global, Inc.	280,386	4,570,292
Security	Shares	Value
Internet Software & Services (continued)
TrueCar, Inc.	144,542	$ 265,957
Xometry, Inc., Class A (b)	72,299	3,938,127
		12,314,665
IT Services — 0.6%
Backblaze, Inc., Class A (a)	79,035	733,445
BigBear.ai Holdings, Inc. (a)(b)	493,997	3,220,860
Bread Financial Holdings, Inc.	43,293	2,414,451
Core Scientific, Inc. (a)(b)	468,951	8,412,981
Crexendo, Inc. (a)	25,059	162,883
CSP, Inc. (b)	12,022	138,854
Fastly, Inc., Class A (a)	231,376	1,978,265
Kohl’s Corp.	184,169	2,830,678
Payoneer Global, Inc. (a)	469,540	2,840,717
Paysafe Ltd. (a)(b)	55,484	716,853
StoneCo Ltd., Class A (a)	411,929	7,789,577
		31,239,564
Leisure Time — 1.0%
10X Genomics, Inc., Class A (a)	179,349	2,096,590
Acushnet Holdings Corp.	46,345	3,637,619
American Outdoor Brands, Inc. (a)	21,287	184,771
Clarus Corp.	50,875	178,063
Escalade, Inc.	17,369	218,328
Hilton Grand Vacations, Inc. (a)	96,877	4,050,427
Johnson Outdoors, Inc., Class A	8,590	346,950
Latham Group, Inc. (a)	67,712	515,288
Life Time Group Holdings, Inc. (a)	227,309	6,273,728
Lindblad Expeditions Holdings, Inc. (a)(b)	63,375	811,200
Marriott Vacations Worldwide Corp.	46,791	3,114,409
OneSpaWorld Holdings Ltd.	160,215	3,386,945
Outdoor Holding Co. (a)	143,187	211,917
Peloton Interactive, Inc., Class A (a)	624,470	5,620,230
Polaris, Inc.	90,359	5,252,569
Portillo’s, Inc., Class A (a)(b)	93,315	601,882
RCI Hospitality Holdings, Inc.	14,458	441,114
Smith & Wesson Brands, Inc.	74,294	730,310
Sphere Entertainment Co., Class A (a)(b)	46,838	2,909,577
Sturm Ruger & Co., Inc.	26,907	1,169,647
Topgolf Callaway Brands Corp. (a)	225,735	2,144,482
United Parks & Resorts, Inc. (a)(b)	46,161	2,386,524
		46,282,570
Life Sciences Tools & Services(a) — 0.0%
Maravai LifeSciences Holdings, Inc., Class A	190,588	546,987
WaVe Life Sciences Ltd.	188,821	1,382,170
		1,929,157
Luxury Items — 0.1%
Movado Group, Inc.	26,701	506,518
Signet Jewelers Ltd.	67,282	6,453,689
		6,960,207
Machinery(a) — 0.1%
Hillman Solutions Corp.	335,792	3,082,571
Microvast Holdings, Inc. (b)	344,765	1,327,345
		4,409,916
Machinery: Agricultural — 0.5%
Aebi Schmidt Holding AG	56,825	708,608
Alamo Group, Inc.	17,482	3,337,314
Integral Ad Science Holding Corp. (a)	124,697	1,268,168
Lindsay Corp.	18,588	2,612,729
SPX Technologies, Inc. (a)	80,990	15,127,312
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery: Agricultural (continued)
Titan International, Inc. (a)	83,460	$ 630,958
Titan Machinery, Inc. (a)	34,639	579,857
		24,264,946
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	39,249	1,889,055
Douglas Dynamics, Inc.	38,938	1,217,202
Manitowoc Co., Inc. (a)	59,527	595,865
Terex Corp.	108,291	5,555,328
		9,257,450
Machinery: Industrial — 1.2%
AirJoule Technologies Corp., Class A (a)(b)	37,227	174,595
Chart Industries, Inc. (a)	75,969	15,205,195
Columbus McKinnon Corp./New York	47,817	685,696
DXP Enterprises, Inc. (a)	22,044	2,624,779
Enpro, Inc.	35,437	8,008,762
EVI Industries, Inc.	9,494	300,105
Gencor Industries, Inc. (a)	18,815	275,263
Graham Corp. (a)	17,620	967,338
Hyster-Yale, Inc., Class A	19,701	726,179
JBT Marel Corp.	87,646	12,309,881
Kadant, Inc.	19,711	5,865,599
Kennametal, Inc.	126,307	2,643,606
Mayville Engineering Co., Inc. (a)	22,995	316,411
Palladyne AI Corp. (a)(b)	44,233	379,962
Proto Labs, Inc. (a)	40,686	2,035,521
Richtech Robotics, Inc., Class B (a)(b)	119,825	514,049
Tennant Co.	31,933	2,588,489
		55,621,430
Machinery: Specialty — 0.1%
Albany International Corp., Class A	50,967	2,716,541
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	12,774	7,418,245
Champion Homes, Inc.	96,256	7,351,071
		14,769,316
Marine — 0.5%
Ardmore Shipping Corp.	58,979	700,081
Calumet, Inc. (a)(b)	116,793	2,131,472
Costamare Bulkers Holdings Ltd. (a)(b)	14,820	212,963
Costamare, Inc.	74,100	882,531
DHT Holdings, Inc.	213,974	2,556,989
Dorian LPG Ltd.	62,698	1,868,401
Genco Shipping & Trading Ltd.	57,003	1,014,654
Himalaya Shipping Ltd.	49,893	410,619
International Seaways, Inc.	68,527	3,157,724
Navigator Holdings Ltd.	56,655	877,586
Nordic American Tankers Ltd.	351,745	1,104,479
Pangaea Logistics Solutions Ltd.	50,973	258,943
Safe Bulkers, Inc.	98,648	437,997
Scorpio Tankers, Inc.	73,498	4,119,563
SFL Corp. Ltd.	207,407	1,561,775
Teekay Corp. Ltd.	89,180	729,492
Teekay Tankers Ltd., Class A	40,425	2,043,484
		24,068,753
Media — 0.1%
Arena Group Holdings, Inc. (a)	22,358	122,298
Gambling.com Group Ltd. (a)	27,432	224,394
Newsmax, Inc., Class B (a)(b)	13,161	163,196
PubMatic, Inc., Class A (a)	69,521	575,634
Rumble, Inc., Class A (a)(b)	179,113	1,296,778
Security	Shares	Value
Media (continued)
Sinclair, Inc., Class A	66,940	$ 1,010,794
Teads Holding Co. (a)(b)	64,524	106,465
Vimeo, Inc. (a)	248,607	1,926,704
VTEX, Class A (a)(b)	100,063	438,276
Webtoon Entertainment, Inc. (a)(b)	25,570	496,314
ZipRecruiter, Inc., Class A (a)	111,988	472,589
		6,833,442
Medical & Dental Instruments & Supplies — 1.1%
Alphatec Holdings, Inc. (a)(b)	197,177	2,866,954
AngioDynamics, Inc. (a)	69,058	771,378
Anika Therapeutics, Inc. (a)	22,850	214,790
Artivion, Inc. (a)	64,132	2,715,349
AtriCure, Inc. (a)	79,886	2,815,981
Avanos Medical, Inc. (a)	74,718	863,740
Axogen, Inc. (a)(b)	72,867	1,299,947
BioLife Solutions, Inc. (a)	63,717	1,625,421
Ceribell, Inc. (a)	43,171	496,035
Cerus Corp. (a)	305,358	485,519
Community Health Systems, Inc. (a)	216,621	695,353
CONMED Corp.	52,753	2,480,974
LeMaitre Vascular, Inc.	35,542	3,110,280
LENSAR, Inc. (a)	16,303	201,342
LivaNova PLC (a)	91,965	4,817,127
Merit Medical Systems, Inc. (a)	97,868	8,145,554
Neogen Corp. (a)	371,834	2,123,172
Ocular Therapeutix, Inc. (a)	239,082	2,794,869
OraSure Technologies, Inc. (a)	124,041	398,172
Organogenesis Holdings, Inc., Class A (a)(b)	116,345	490,976
Orthofix Medical, Inc. (a)	67,228	984,218
OrthoPediatrics Corp. (a)	28,227	523,046
Owens & Minor, Inc. (a)	127,375	611,400
Pro-Dex, Inc. (a)(b)	3,665	124,060
Pulmonx Corp. (a)	62,367	101,034
Sanara Medtech, Inc. (a)	5,191	164,710
Semler Scientific, Inc. (a)(b)	14,500	435,000
STAAR Surgical Co. (a)	83,547	2,244,908
Surmodics, Inc. (a)	23,785	710,934
TransMedics Group, Inc. (a)	55,688	6,248,194
Treace Medical Concepts, Inc. (a)	83,872	562,781
Utah Medical Products, Inc.	5,035	317,054
		52,440,272
Medical Equipment — 0.8%
Accuray, Inc. (a)	173,647	289,990
AdaptHealth Corp. (a)	158,146	1,415,407
Alpha Teknova, Inc. (a)(b)	18,795	116,341
Anteris Technologies Global Corp. (a)	57,014	256,563
Beta Bionics, Inc. (a)(b)	64,334	1,278,317
CareDx, Inc. (a)	85,514	1,243,373
ClearPoint Neuro, Inc. (a)(b)	45,135	983,492
Cytek Biosciences, Inc. (a)	199,155	691,068
Electromed, Inc. (a)	11,954	293,471
Glaukos Corp. (a)	93,549	7,628,921
Haemonetics Corp. (a)	80,928	3,944,431
iRadimed Corp.	13,891	988,483
iRhythm Technologies, Inc. (a)	53,532	9,206,969
Kestra Medical Technologies Ltd. (a)(b)	22,783	541,324
KORU Medical Systems, Inc. (a)(b)	73,581	281,815
Lantheus Holdings, Inc. (a)	114,258	5,860,293
Lucid Diagnostics, Inc. (a)(b)	119,929	121,128
Myomo, Inc. (a)(b)	56,401	50,310
Neuronetics, Inc. (a)(b)	62,649	171,032

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical Equipment (continued)
Quanterix Corp. (a)	62,297	$ 338,273
SANUWAVE Health, Inc. (a)(b)	12,152	455,457
SI-BONE, Inc. (a)	64,922	955,652
Standard BioTools, Inc. (a)	509,005	661,706
Stereotaxis, Inc. (a)	89,447	278,180
Tactile Systems Technology, Inc. (a)(b)	39,447	545,946
Tandem Diabetes Care, Inc. (a)	104,963	1,274,251
Varex Imaging Corp. (a)	66,910	829,684
		40,701,877
Medical Services(a) — 0.1%
Alumis, Inc.	82,466	329,039
BioAge Labs, Inc.	41,098	241,656
Fulgent Genetics, Inc.	34,731	784,921
Innovage Holding Corp.	40,236	207,618
NeuroPace, Inc. (b)	41,656	429,473
Outset Medical, Inc.	30,700	433,484
		2,426,191
Metal Fabricating — 0.3%
CompX International, Inc.	2,464	57,658
Distribution Solutions Group, Inc. (a)(b)	17,355	522,038
DMC Global, Inc. (a)	30,851	260,691
Eastern Co.	10,372	243,327
L B Foster Co., Class A (a)	16,188	436,267
MRC Global, Inc. (a)	145,370	2,096,235
Mueller Water Products, Inc., Class A	261,013	6,661,052
Worthington Enterprises, Inc.	53,371	2,961,557
		13,238,825
Metals & Minerals: Diversified — 0.7%
Compass Minerals International, Inc. (a)	59,599	1,144,301
Constellium SE, Class A (a)	240,394	3,577,063
Energy Fuels, Inc./Canada (a)(b)	353,276	5,422,786
Hecla Mining Co.	1,007,603	12,191,996
Materion Corp.	35,200	4,252,512
Perpetua Resources Corp. (a)	126,169	2,552,399
U.S. Lime & Minerals, Inc.	18,153	2,388,027
		31,529,084
Metals & Mining — 0.3%
American Battery Technology Co. (a)(b)	140,574	683,190
Contango ORE, Inc. (a)	14,339	357,471
Critical Metals Corp. (a)(b)	55,785	346,983
Ferroglobe PLC (b)	207,124	942,414
Friedman Industries, Inc.	11,522	252,274
Idaho Strategic Resources, Inc. (a)(b)	21,751	734,966
Lifezone Metals Ltd. (a)(b)	47,441	259,977
MAC Copper Ltd. (a)(b)	103,348	1,261,879
NioCorp Developments Ltd. (a)	89,754	599,557
SSR Mining, Inc. (a)	344,641	8,416,133
U.S. Antimony Corp. (a)(b)	158,700	983,940
U.S. Gold Corp. (a)(b)	19,072	314,307
Vox Royalty Corp.	69,490	298,807
		15,451,898
Mining — 0.0%
Dakota Gold Corp. (a)(b)	149,126	678,523
Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	151,145	603,068
Eastman Kodak Co. (a)(b)	103,343	662,429
HNI Corp.	76,088	3,564,723
MillerKnoll, Inc.	113,725	2,017,481
Security	Shares	Value
Office Supplies & Equipment (continued)
Pitney Bowes, Inc.	194,304	$ 2,217,009
Steelcase, Inc., Class A	143,369	2,465,947
Transocean Ltd. (a)(b)	1,436,361	4,481,446
		16,012,103
Oil & Gas Producers — 0.1%
Crescent Energy Co., Class A	304,793	2,718,753
HighPeak Energy, Inc. (b)	25,444	179,889
Kosmos Energy Ltd. (a)(b)	810,621	1,345,631
		4,244,273
Oil Well Equipment & Services — 0.7%
Bristow Group, Inc. (a)	48,031	1,732,959
Cactus, Inc., Class A	116,273	4,589,295
Helix Energy Solutions Group, Inc. (a)	240,981	1,580,835
Helmerich & Payne, Inc.	162,655	3,593,049
Liberty Energy, Inc., Class A	269,163	3,321,471
Matrix Service Co. (a)	44,635	583,826
Nabors Industries Ltd. (a)	24,501	1,001,356
National Energy Services Reunited Corp. (a)	105,678	1,084,256
Natural Gas Services Group, Inc.	17,649	493,996
NPK International, Inc. (a)	137,469	1,554,774
Oceaneering International, Inc. (a)	158,761	3,934,098
Oil States International, Inc. (a)	100,460	608,788
Patterson-UTI Energy, Inc.	596,076	3,087,674
ProPetro Holding Corp. (a)	136,951	717,623
RPC, Inc.	145,111	690,728
Select Water Solutions, Inc., Class A	153,849	1,644,646
Solaris Energy Infrastructure, Inc., Class A	61,837	2,471,625
TETRA Technologies, Inc. (a)(b)	216,640	1,245,680
		33,936,679
Oil, Gas & Consumable Fuels — 0.7%
Archrock, Inc.	277,090	7,290,238
Diversified Energy Co. PLC	92,397	1,294,482
Empire Petroleum Corp. (a)(b)	23,127	104,534
Encore Energy Corp. (a)(b)	313,309	1,005,722
Epsilon Energy Ltd.	33,364	168,155
Excelerate Energy, Inc., Class A	39,905	1,005,207
FLEX LNG Ltd. (a)(b)	52,937	1,334,012
Granite Ridge Resources, Inc.	88,964	481,295
Gulfport Energy Corp. (a)	25,793	4,668,017
Kolibri Global Energy, Inc. (a)	45,056	250,061
New Fortress Energy, Inc., Class A (a)(b)	293,117	647,789
NextNRG, Inc. (a)(b)	30,364	55,566
Noble Corp. PLC	211,330	5,976,412
Plug Power, Inc. (a)(b)	1,833,290	4,271,566
ProFrac Holding Corp., Class A (a)(b)	21,051	77,889
Sable Offshore Corp., Class A (a)(b)	127,680	2,229,293
Summit Midstream Corp. (a)	17,147	352,199
VAALCO Energy, Inc.	179,754	722,611
Vitesse Energy, Inc.	49,330	1,145,936
		33,080,984
Oil: Crude Producers — 1.2%
Berry Corp.	128,575	486,013
BKV Corp. (a)(b)	29,032	671,510
California Resources Corp.	113,760	6,049,757
CNX Resources Corp. (a)	229,792	7,380,919
Comstock Resources, Inc. (a)	126,690	2,512,263
CVR Energy, Inc.	52,899	1,929,755
Evolution Petroleum Corp.	50,265	242,277
Gevo, Inc. (a)(b)	400,947	785,856
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil: Crude Producers (continued)
Infinity Natural Resources, Inc., Class A (a)(b)	21,623	$ 283,478
Magnolia Oil & Gas Corp., Class A	312,325	7,455,198
Murphy Oil Corp.	229,379	6,516,657
Northern Oil & Gas, Inc.	156,481	3,880,729
ONE Gas, Inc.	100,389	8,125,486
PrimeEnergy Resources Corp. (a)(b)	864	144,314
Riley Exploration Permian, Inc.	22,744	616,590
SandRidge Energy, Inc.	63,010	710,753
SM Energy Co.	192,803	4,814,291
Talos Energy, Inc. (a)	203,729	1,953,761
Vital Energy, Inc. (a)	47,998	810,686
W&T Offshore, Inc. (b)	177,258	322,610
		55,692,903
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp. (a)	294,569	759,988
Delek U.S. Holdings, Inc.	100,242	3,234,810
Par Pacific Holdings, Inc. (a)(b)	85,072	3,013,250
PBF Energy, Inc., Class A	141,525	4,269,809
		11,277,857
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	38,686	222,058
Paper — 0.0%
Clearwater Paper Corp. (a)	26,493	549,995
Paper & Forest Products — 0.1%
Magnera Corp. (a)	57,678	675,986
Sylvamo Corp.	56,762	2,510,016
		3,186,002
Personal Care — 0.2%
Beauty Health Co., Class A (a)(b)	198,105	394,229
Edgewell Personal Care Co.	75,379	1,534,716
FitLife Brands, Inc. (a)(b)	6,764	134,536
Honest Co., Inc. (a)(b)	161,787	595,376
Lifevantage Corp.	18,335	178,400
Nu Skin Enterprises, Inc., Class A	84,488	1,029,909
Olaplex Holdings, Inc. (a)(b)	226,582	296,822
WD-40 Co.	22,703	4,486,113
		8,650,101
Personal Products(a) — 0.0%
Herbalife Ltd.	172,439	1,455,385
Nature’s Sunshine Products, Inc.	21,567	334,720
USANA Health Sciences, Inc.	19,674	542,019
		2,332,124
Pharmaceuticals — 2.0%
ACADIA Pharmaceuticals, Inc. (a)	210,883	4,500,243
Aclaris Therapeutics, Inc. (a)(b)	157,263	298,800
Alkermes PLC (a)	274,290	8,228,700
Amneal Pharmaceuticals, Inc., Class A (a)	257,234	2,574,912
Amphastar Pharmaceuticals, Inc. (a)	62,907	1,676,472
Aquestive Therapeutics, Inc. (a)(b)	127,289	711,546
Arrowhead Pharmaceuticals, Inc. (a)	204,049	7,037,650
Atea Pharmaceuticals, Inc. (a)(b)	132,612	384,575
Avadel Pharmaceuticals PLC (a)	152,718	2,332,004
Axsome Therapeutics, Inc. (a)	67,815	8,236,132
Biote Corp., Class A (a)	45,951	137,853
CorMedix, Inc. (a)(b)	107,972	1,255,714
Corvus Pharmaceuticals, Inc. (a)(b)	90,746	668,798
Edgewise Therapeutics, Inc. (a)	113,260	1,837,077
Enanta Pharmaceuticals, Inc. (a)(b)	32,456	388,498
Security	Shares	Value
Pharmaceuticals (continued)
Enliven Therapeutics, Inc. (a)(b)	70,557	$ 1,444,302
Esperion Therapeutics, Inc. (a)(b)	326,059	864,056
Eton Pharmaceuticals, Inc. (a)(b)	44,417	965,181
Evolus, Inc. (a)	90,551	555,983
Guardian Pharmacy Services, Inc., Class A (a)	32,801	860,370
Harmony Biosciences Holdings, Inc. (a)	74,426	2,051,181
Harrow, Inc. (a)(b)	52,830	2,545,349
Indivior PLC (a)	202,492	4,882,082
Innoviva, Inc. (a)(b)	106,765	1,948,461
Ironwood Pharmaceuticals, Inc., Class A (a)	244,129	319,809
Journey Medical Corp. (a)(b)	21,029	149,726
Liquidia Corp. (a)	108,033	2,456,670
Maze Therapeutics, Inc. (a)	32,793	850,323
MBX Biosciences, Inc. (a)	29,545	517,038
MediWound Ltd. (a)	13,186	237,612
Mind Medicine MindMed, Inc. (a)(b)	124,941	1,473,054
Niagen Bioscience, Inc. (a)(b)	90,460	843,992
Nuvation Bio, Inc., Class A (a)(b)	416,415	1,540,736
Pacira BioSciences, Inc. (a)	78,475	2,022,301
Prestige Consumer Healthcare, Inc. (a)	83,593	5,216,203
scPharmaceuticals, Inc. (a)	55,947	317,219
SIGA Technologies, Inc.	70,201	642,339
Supernus Pharmaceuticals, Inc. (a)	89,751	4,289,200
Syndax Pharmaceuticals, Inc. (a)	141,074	2,170,424
Tarsus Pharmaceuticals, Inc. (a)	66,085	3,927,432
Terns Pharmaceuticals, Inc. (a)	119,806	899,743
TG Therapeutics, Inc. (a)	243,783	8,806,661
Theravance Biopharma, Inc. (a)	61,967	904,718
Third Harmonic Bio, Inc. (a)(c)	33,837	1,015
Trevi Therapeutics, Inc. (a)	126,779	1,160,028
Tvardi Therapeutics, Inc. (a)(b)	5,915	230,508
Voyager Therapeutics, Inc. (a)(b)	76,599	357,717
Xeris Biopharma Holdings, Inc. (a)	251,194	2,044,719
		97,765,126
Power Transmission Equipment — 0.4%
Advanced Energy Industries, Inc.	63,265	10,763,907
Powell Industries, Inc. (b)	16,140	4,919,634
Vicor Corp. (a)	39,121	1,945,096
		17,628,637
Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A (b)	105,591	10,018,474
Cimpress PLC	25,678	1,618,741
		11,637,215
Producer Durables: Miscellaneous — 0.0%
First Advantage Corp. (a)(b)	134,502	2,069,986
Park-Ohio Holdings Corp.	15,750	334,530
		2,404,516
Production Technology Equipment(a) — 0.1%
Azenta, Inc.	69,404	1,993,283
Ichor Holdings Ltd.	57,066	999,796
Photronics, Inc.	97,676	2,241,664
		5,234,743
Professional Services — 0.4%
Acuren Corp. (a)	288,613	3,841,439
Alight, Inc., Class A	729,291	2,377,489
Innodata, Inc. (a)(b)	51,630	3,979,124
Legalzoom.com, Inc. (a)	189,454	1,966,532
McGraw Hill, Inc. (a)(b)	39,395	494,407
Planet Labs PBC, Class A (a)(b)	392,054	5,088,861

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
RCM Technologies, Inc. (a)	8,507	$ 225,861
Resolute Holdings Management, Inc. (a)(b)	7,364	531,313
Skillsoft Corp., Class A (a)(b)	7,724	100,566
		18,605,592
Publishing — 0.1%
Daily Journal Corp. (a)	2,156	1,002,842
Gannett Co., Inc. (a)	246,283	1,017,149
John Wiley & Sons, Inc., Class A	69,268	2,803,276
Scholastic Corp.	33,608	920,187
		5,743,454
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	262,680
Gray Media, Inc.	146,229	845,204
iHeartMedia, Inc., Class A (a)(b)	170,960	490,655
TEGNA, Inc.	271,880	5,527,320
		7,125,859
Railroad Equipment — 0.1%
Trinity Industries, Inc.	139,067	3,899,439
Real Estate — 0.4%
Anywhere Real Estate, Inc. (a)	182,855	1,936,434
Cushman & Wakefield PLC (a)	254,184	4,046,609
eXp World Holdings, Inc.	147,811	1,575,665
Kennedy-Wilson Holdings, Inc.	203,769	1,695,358
Newmark Group, Inc., Class A	261,117	4,869,832
RMR Group, Inc., Class A	26,150	411,340
St. Joe Co.	64,226	3,177,903
Stratus Properties, Inc. (a)	9,162	193,868
		17,907,009
Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	223,367	4,500,845
ACRES Commercial Realty Corp. (a)(b)	10,666	225,693
Advanced Flower Capital, Inc.	34,569	132,399
AG Mortgage Investment Trust, Inc.	49,618	359,234
Alexander & Baldwin, Inc.	122,875	2,235,096
Alexander’s, Inc.	3,702	868,082
Alpine Income Property Trust, Inc.	22,965	325,414
American Assets Trust, Inc.	87,945	1,787,042
American Healthcare REIT, Inc.	267,374	11,232,382
Angel Oak Mortgage REIT, Inc.	18,691	175,135
Apartment Investment and Management Co., Class A	225,780	1,790,435
Apollo Commercial Real Estate Finance, Inc.	237,952	2,410,454
Apple Hospitality REIT, Inc.	379,369	4,556,222
Arbor Realty Trust, Inc.	285,682	3,488,177
ARES Commercial Real Estate Corp., Class C	91,669	413,427
Armada Hoffler Properties, Inc.	134,370	941,934
ARMOUR Residential REIT, Inc.	171,952	2,568,963
Blackstone Mortgage Trust, Inc., Class A	275,947	5,080,184
Braemar Hotels & Resorts, Inc.	99,900	272,727
Brandywine Realty Trust	293,045	1,221,998
BRC, Inc., Class A (a)(b)	87,662	136,753
BrightSpire Capital, Inc., Class A	222,030	1,205,623
Broadstone Net Lease, Inc.	316,634	5,658,250
BRT Apartments Corp.	19,244	301,361
CareTrust REIT, Inc.	354,476	12,293,228
CBL & Associates Properties, Inc.	31,230	955,013
Centerspace	28,207	1,661,392
Chatham Lodging Trust	77,050	517,006
Chicago Atlantic Real Estate Finance, Inc.	28,627	366,139
Chimera Investment Corp.	135,997	1,797,880
City Office REIT, Inc.	67,799	471,881
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Claros Mortgage Trust, Inc.	148,958	$ 494,541
Clipper Realty, Inc.	23,277	88,453
Community Healthcare Trust, Inc.	46,905	717,646
COPT Defense Properties	193,345	5,618,606
CoreCivic, Inc. (a)	182,267	3,709,133
CTO Realty Growth, Inc.	52,763	860,037
Curbline Properties Corp.	164,532	3,669,064
DiamondRock Hospitality Co.	342,741	2,728,218
Diversified Healthcare Trust	375,590	1,656,352
Douglas Emmett, Inc.	224,611	3,497,193
Dynex Capital, Inc.	218,336	2,683,349
Easterly Government Properties, Inc.	68,527	1,571,324
Ellington Financial, Inc.	156,665	2,033,512
Elme Communities	148,595	2,505,312
Empire State Realty Trust, Inc., Class A (b)	232,359	1,779,870
Essential Properties Realty Trust, Inc.	333,710	9,931,210
Farmland Partners, Inc.	70,916	771,566
Four Corners Property Trust, Inc.	168,958	4,122,575
Franklin BSP Realty Trust, Inc.	137,002	1,487,842
Franklin Street Properties Corp.	129,826	207,722
FrontView REIT, Inc.	30,652	420,239
GEO Group, Inc. (a)	227,203	4,655,389
Getty Realty Corp.	88,365	2,370,833
Gladstone Commercial Corp.	75,121	925,491
Gladstone Land Corp.	57,841	529,824
Global Medical REIT, Inc.	20,968	706,831
Global Net Lease, Inc.	332,167	2,700,518
HA Sustainable Infrastructure Capital, Inc.	201,379	6,182,335
Hudson Pacific Properties, Inc. (a)	547,399	1,510,821
Independence Realty Trust, Inc.	400,196	6,559,212
Industrial Logistics Properties Trust	91,434	533,060
Innovative Industrial Properties, Inc.	47,333	2,536,102
InvenTrust Properties Corp.	131,890	3,774,692
Invesco Mortgage Capital, Inc.	105,239	795,607
JBG SMITH Properties	104,793	2,331,644
Kite Realty Group Trust	373,742	8,334,447
KKR Real Estate Finance Trust, Inc.	96,343	867,087
Ladder Capital Corp., Class A	191,483	2,089,080
LTC Properties, Inc.	77,618	2,860,999
Lument Finance Trust, Inc.	79,064	159,709
LXP Industrial Trust	493,061	4,417,827
Macerich Co.	426,460	7,761,572
MFA Financial, Inc.	176,742	1,624,259
Mobile Infrastructure Corp., Class A (a)(b)	24,950	87,824
Modiv Industrial, Inc.	16,206	237,256
National Health Investors, Inc.	77,225	6,139,387
NET Lease Office Properties	25,627	760,097
NETSTREIT Corp.	159,301	2,876,976
New York Mortgage Trust, Inc.	145,450	1,013,786
NexPoint Diversified Real Estate Trust	56,922	210,042
Nexpoint Real Estate Finance, Inc.	14,959	212,119
NexPoint Residential Trust, Inc.	37,757	1,216,531
One Liberty Properties, Inc.	31,795	703,305
Orchid Island Capital, Inc.	215,047	1,507,479
Outfront Media, Inc.	235,754	4,319,013
Paramount Group, Inc. (a)	318,455	2,082,696
Peakstone Realty Trust	63,012	826,717
Pebblebrook Hotel Trust	201,061	2,290,085
PennyMac Mortgage Investment Trust	149,354	1,831,080
Phillips Edison & Co., Inc.	211,645	7,265,773
Piedmont Realty Trust, Inc., Class A	213,272	1,919,448
Plymouth Industrial REIT, Inc.	69,016	1,541,127
Postal Realty Trust, Inc., Class A	38,787	608,568
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	132,443	$ 5,397,052
Ready Capital Corp.	272,424	1,054,281
Redwood Trust, Inc.	226,782	1,313,068
Rithm Property Trust, Inc.	72,970	183,884
RLJ Lodging Trust	249,293	1,794,910
Ryman Hospitality Properties, Inc.	103,741	9,294,156
Sabra Health Care REIT, Inc.	398,509	7,428,208
Safehold, Inc.	94,205	1,459,235
Saul Centers, Inc.	21,328	679,723
Service Properties Trust	260,850	706,903
Seven Hills Realty Trust	21,564	222,325
Sila Realty Trust, Inc.	94,564	2,373,556
SITE Centers Corp.	82,082	739,559
SL Green Realty Corp.	120,509	7,207,643
Smartstop Self Storage REIT, Inc.	47,831	1,800,359
Summit Hotel Properties, Inc.	181,040	993,910
Sunrise Realty Trust, Inc.	17,966	186,667
Sunstone Hotel Investors, Inc.	319,795	2,996,479
Tanger, Inc.	189,671	6,418,467
Terreno Realty Corp.	171,773	9,748,118
TPG RE Finance Trust, Inc.	118,753	1,016,526
Two Harbors Investment Corp.	178,197	1,758,804
UMH Properties, Inc.	132,702	1,970,625
Universal Health Realty Income Trust	22,184	868,947
Urban Edge Properties	215,395	4,409,136
Veris Residential, Inc.	135,172	2,054,614
Whitestone REIT	77,159	947,513
Xenia Hotels & Resorts, Inc.	165,326	2,268,273
		299,673,722
Real Estate Management & Development(a) — 0.2%
American Realty Investors, Inc.	2,920	48,852
Compass, Inc., Class A	784,508	6,299,599
Maui Land & Pineapple Co., Inc.	13,250	246,980
Real Brokerage, Inc.	185,484	775,323
Seaport Entertainment Group, Inc.	12,931	296,378
Transcontinental Realty Investors, Inc.	2,068	95,397
		7,762,529
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	102,020	1,610,896
LCI Industries	41,684	3,882,864
Malibu Boats, Inc., Class A (a)	31,681	1,028,048
Marine Products Corp.	15,070	133,671
MasterCraft Boat Holdings, Inc. (a)	27,610	592,511
Winnebago Industries, Inc.	46,293	1,548,038
		8,796,028
Rental & Leasing Services: Consumer — 0.0%
Upbound Group, Inc.	89,782	2,121,549
Restaurants — 0.7%
Biglari Holdings, Inc., Class B (a)	1,173	379,641
BJ’s Restaurants, Inc. (a)	33,039	1,008,681
Bloomin’ Brands, Inc.	140,952	1,010,626
Brinker International, Inc. (a)	74,362	9,420,178
Cheesecake Factory, Inc.	78,436	4,285,743
Cracker Barrel Old Country Store, Inc.	38,038	1,675,954
Dave & Buster’s Entertainment, Inc. (a)(b)	45,681	829,567
Denny’s Corp. (a)(b)	87,571	457,996
Dine Brands Global, Inc.	26,275	649,518
El Pollo Loco Holdings, Inc. (a)	44,154	428,294
Jack in the Box, Inc.	32,404	640,627
Security	Shares	Value
Restaurants (continued)
Kura Sushi USA, Inc., Class A (a)	10,738	$ 637,945
Nathan’s Famous, Inc.	4,516	500,102
Papa John’s International, Inc.	54,008	2,600,485
Potbelly Corp. (a)	43,649	743,779
Rush Street Interactive, Inc., Class A (a)	150,837	3,089,142
Shake Shack, Inc., Class A (a)	65,865	6,165,623
Sweetgreen, Inc., Class A (a)(b)	176,127	1,405,493
		35,929,394
Scientific Instruments: Control & Filter — 0.9%
Arlo Technologies, Inc. (a)	167,866	2,845,329
ESCO Technologies, Inc.	43,546	9,192,996
Gorman-Rupp Co.	36,084	1,674,658
Helios Technologies, Inc.	56,114	2,925,223
Napco Security Technologies, Inc.	57,327	2,462,195
Resideo Technologies, Inc. (a)	231,722	10,005,756
Thermon Group Holdings, Inc. (a)	55,706	1,488,464
Watts Water Technologies, Inc., Class A	46,129	12,882,907
		43,477,528
Scientific Instruments: Electrical — 0.5%
Allient, Inc.	24,324	1,088,499
Atkore, Inc.	56,521	3,546,127
AZZ, Inc.	49,561	5,408,592
EnerSys	64,581	7,295,070
Franklin Electric Co., Inc.	67,761	6,450,847
Preformed Line Products Co.	4,045	793,427
		24,582,562
Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	49,803	8,893,820
Itron, Inc. (a)	76,254	9,498,198
Mesa Laboratories, Inc.	8,898	596,255
Transcat, Inc. (a)	15,833	1,158,975
Vishay Precision Group, Inc. (a)	20,034	642,090
		20,789,338
Scientific Instruments: Pollution Control — 0.1%
CECO Environmental Corp. (a)	49,496	2,534,195
Securities Brokerage & Services(a) — 0.2%
Siebert Financial Corp.	24,502	71,546
StoneX Group, Inc. (b)	77,690	7,840,475
		7,912,021
Semiconductors & Components — 1.7%
Aeluma, Inc. (a)(b)	16,661	268,242
Alpha & Omega Semiconductor Ltd. (a)	40,633	1,136,099
Ambiq Micro, Inc. (a)	7,821	234,004
Atomera, Inc. (a)(b)	50,700	224,094
Blaize Holdings, Inc. (a)	122,911	424,043
CEVA, Inc. (a)	40,106	1,059,199
Diodes, Inc. (a)	77,621	4,130,213
FormFactor, Inc. (a)	131,956	4,805,838
Kopin Corp. (a)(b)	259,032	629,448
Kulicke & Soffa Industries, Inc.	86,573	3,518,327
MaxLinear, Inc. (a)	137,960	2,218,397
Penguin Solutions, Inc. (a)(b)	86,170	2,264,548
Power Integrations, Inc.	96,310	3,872,625
Rambus, Inc. (a)	181,224	18,883,541
Semtech Corp. (a)(b)	146,412	10,461,137
Silicon Laboratories, Inc. (a)	54,165	7,102,656
SiTime Corp. (a)(b)	35,812	10,790,514
SkyWater Technology, Inc. (a)	45,921	856,886

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Components (continued)
Ultra Clean Holdings, Inc. (a)	76,418	$ 2,082,391
Veeco Instruments, Inc. (a)	97,066	2,953,718
Vishay Intertechnology, Inc.	204,564	3,129,829
		81,045,749
Semiconductors & Semiconductor Equipment(a) — 1.5%
ACM Research, Inc., Class A (b)	84,879	3,321,315
Aehr Test Systems (b)	47,573	1,432,423
Ambarella, Inc.	68,994	5,693,385
Axcelis Technologies, Inc. (b)	53,868	5,259,672
Cohu, Inc.	78,050	1,586,756
Credo Technology Group Holding Ltd.	248,267	36,150,158
indie Semiconductor, Inc., Class A (b)	326,034	1,326,958
Navitas Semiconductor Corp. (b)	226,016	1,631,836
Rigetti Computing, Inc. (b)	536,535	15,983,378
		72,385,881
Shipping — 0.2%
A-Mark Precious Metals, Inc.	30,220	781,791
Golar LNG Ltd.	167,222	6,757,441
Tidewater, Inc. (a)(b)	82,617	4,405,965
		11,945,197
Software — 2.7%
Airship AI Holdings, Inc., Class A (a)(b)	34,670	179,244
Alkami Technology, Inc. (a)(b)	114,824	2,852,228
Amplitude, Inc., Class A (a)(b)	147,506	1,581,264
Arteris, Inc. (a)(b)	48,714	492,011
Asana, Inc., Class A (a)(b)	145,387	1,942,370
AudioEye, Inc. (a)	11,936	165,433
AvePoint, Inc., Class A (a)(b)	224,996	3,377,190
AvidXchange Holdings, Inc. (a)	287,509	2,860,715
Bit Digital, Inc. (a)(b)	534,087	1,602,261
Bitdeer Technologies Group, Class A (a)(b)	152,065	2,598,791
Blend Labs, Inc., Class A (a)	358,809	1,309,653
Braze, Inc., Class A (a)	128,978	3,668,134
C3.ai, Inc., Class A (a)(b)	205,340	3,560,596
Carlsmed, Inc. (a)(b)	11,392	152,539
Cerence, Inc. (a)(b)	70,514	878,604
Cipher Mining, Inc. (a)(b)	443,555	5,584,357
Clear Secure, Inc., Class A	141,630	4,727,609
Clearwater Analytics Holdings, Inc., Class A (a)(b)	412,856	7,439,665
Consensus Cloud Solutions, Inc. (a)	30,815	905,037
CS Disco, Inc. (a)	39,536	255,403
Dave, Inc., Class A (a)	15,672	3,124,213
D-Wave Quantum, Inc. (a)(b)	518,822	12,820,092
EverCommerce, Inc. (a)(b)	25,117	279,552
Expensify, Inc., Class A (a)	103,602	191,664
Five9, Inc. (a)	129,063	3,123,325
Freshworks, Inc., Class A (a)	337,348	3,970,586
GigaCloud Technology, Inc., Class A (a)	41,340	1,174,056
Hut 8 Corp. (a)	157,873	5,495,559
Ibotta, Inc., Class A (a)	22,305	621,194
Intapp, Inc. (a)	93,756	3,834,620
Jamf Holding Corp. (a)	116,829	1,250,070
Kaltura, Inc. (a)	139,267	200,545
Life360, Inc. (a)(b)	27,181	2,889,340
Mercurity Fintech Holding, Inc., ADR (a)(b)	55,433	1,362,543
Meridianlink, Inc. (a)(b)	53,404	1,064,342
N-able, Inc. (a)	123,088	960,086
NextNav, Inc. (a)(b)	149,825	2,142,498
Omada Health, Inc. (a)(b)	15,447	341,533
ON24, Inc. (a)	64,874	371,079
Pagaya Technologies Ltd., Class A (a)(b)	77,249	2,293,523
Security	Shares	Value
Software (continued)
PDF Solutions, Inc. (a)	54,188	$ 1,399,134
Porch Group, Inc. (a)	137,121	2,300,890
Prairie Operating Co. (a)(b)	37,423	74,285
ReposiTrak, Inc.	20,667	306,285
Rezolve AI PLC (a)(b)	246,191	1,226,031
SEMrush Holdings, Inc., Class A (a)	79,692	564,219
Sezzle, Inc. (a)(b)	24,954	1,984,592
Silvaco Group, Inc. (a)(b)	10,322	55,842
SoundHound AI, Inc., Class A (a)(b)	619,182	9,956,447
Sprinklr, Inc., Class A (a)	188,306	1,453,722
Sprout Social, Inc., Class A (a)	87,475	1,130,177
Synchronoss Technologies, Inc. (a)	18,658	113,441
Terawulf, Inc. (a)(b)	476,456	5,441,128
Vertex, Inc., Class A (a)(b)	109,932	2,725,214
Viant Technology, Inc., Class A (a)	25,737	222,110
Weave Communications, Inc. (a)(b)	101,046	674,987
WM Technology, Inc., Class A (a)	135,262	156,904
Zeta Global Holdings Corp., Class A (a)	312,773	6,214,800
		129,643,732
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A (a)(b)	35,787	164,620
Abercrombie & Fitch Co., Class A (a)	78,895	6,749,467
Academy Sports & Outdoors, Inc.	112,569	5,630,701
Advance Auto Parts, Inc.	101,841	6,253,037
Alta Equipment Group, Inc., Class A	34,740	251,518
American Eagle Outfitters, Inc.	272,161	4,656,675
America’s Car-Mart, Inc. (a)	12,217	356,859
Arhaus, Inc., Class A (a)	85,895	913,064
Arko Corp., Class A	131,383	600,420
Asbury Automotive Group, Inc. (a)	33,239	8,125,274
Barnes & Noble Education, Inc. (a)	25,936	258,063
Boot Barn Holdings, Inc. (a)	51,563	8,545,020
Buckle, Inc.	53,092	3,114,377
Build-A-Bear Workshop, Inc.	21,029	1,371,301
Caleres, Inc.	56,637	738,547
Citi Trends, Inc. (a)	8,165	253,360
Designer Brands, Inc., Class A	49,935	176,770
Driven Brands Holdings, Inc. (a)	100,629	1,621,133
EVgo, Inc., Class A (a)	213,306	1,008,937
Genesco, Inc. (a)(b)	17,780	515,442
Group 1 Automotive, Inc.	21,147	9,252,024
Haverty Furniture Cos., Inc.	23,055	505,596
J Jill, Inc.	9,861	169,116
Lands’ End, Inc. (a)(b)	19,473	274,569
MarineMax, Inc. (a)	32,428	821,401
Mister Car Wash, Inc. (a)	161,584	861,243
Monro, Inc.	51,639	927,953
National Vision Holdings, Inc. (a)	131,962	3,851,971
ODP Corp. (a)	47,185	1,314,102
OneWater Marine, Inc., Class A (a)(b)	20,628	326,748
Petco Health & Wellness Co., Inc. (a)(b)	128,619	497,756
RealReal, Inc. (a)	162,875	1,731,361
Sally Beauty Holdings, Inc. (a)	167,385	2,725,028
Shoe Carnival, Inc.	30,847	641,309
Sonic Automotive, Inc., Class A	25,129	1,912,066
Urban Outfitters, Inc. (a)	102,787	7,342,075
Victoria’s Secret & Co. (a)	116,388	3,158,770
Warby Parker, Inc., Class A (a)(b)	166,136	4,582,031
Zumiez, Inc. (a)	26,120	512,213
		92,711,917
Steel — 0.4%
Commercial Metals Co.	190,445	10,908,690
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Steel (continued)
Ivanhoe Electric, Inc. (a)(b)	144,240	$ 1,810,212
Metallus, Inc. (a)	62,755	1,037,340
NWPX Infrastructure, Inc. (a)	16,563	876,680
Olympic Steel, Inc.	16,884	514,118
Omega Flex, Inc.	6,068	189,230
Ryerson Holding Corp.	45,447	1,038,918
Worthington Steel, Inc.	56,361	1,712,811
		18,087,999
Technology Hardware & Equipment — 0.7%
CompoSecure, Inc., Class A (a)	73,829	1,537,120
CPI Card Group, Inc. (a)(b)	8,386	126,964
IonQ, Inc. (a)(b)	464,353	28,557,709
Quantum Computing, Inc. (a)(b)	225,407	4,149,743
Xerox Holdings Corp.	195,772	736,103
		35,107,639
Technology: Miscellaneous — 0.7%
Benchmark Electronics, Inc.	60,161	2,319,206
CTS Corp.	50,573	2,019,886
Fabrinet (a)	60,675	22,123,318
Kimball Electronics, Inc. (a)	40,643	1,213,600
Plexus Corp. (a)	44,956	6,504,684
		34,180,694
Telecommunications Equipment(a) — 0.2%
Applied Optoelectronics, Inc. (b)	91,473	2,371,895
Clearfield, Inc. (b)	20,534	705,959
Knowles Corp.	142,620	3,324,472
Viavi Solutions, Inc.	374,316	4,750,070
		11,152,396
Textile Products — 0.1%
Interface, Inc., Class A	98,770	2,858,404
Textiles Apparel & Shoes — 0.6%
Capri Holdings Ltd. (a)	196,837	3,920,993
Carter’s, Inc.	60,316	1,702,118
G-III Apparel Group Ltd. (a)	63,892	1,700,166
Hanesbrands, Inc. (a)	592,136	3,902,176
Kontoor Brands, Inc.	92,521	7,380,400
Lakeland Industries, Inc. (b)	15,868	234,847
Oxford Industries, Inc.	24,165	979,649
Rocky Brands, Inc.	11,794	351,343
Steven Madden Ltd.	117,088	3,920,106
Superior Group of Cos., Inc.	18,728	200,764
Torrid Holdings, Inc. (a)(b)	34,457	60,300
Weyco Group, Inc.	10,947	329,395
Wolverine World Wide, Inc.	136,269	3,739,222
		28,421,479
Textiles, Apparel & Luxury Goods — 0.0%
Ermenegildo Zegna NV	107,055	1,011,670
Toys — 0.0%
Funko, Inc., Class A (a)(b)	52,685	181,237
JAKKS Pacific, Inc.	13,151	246,318
		427,555
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc. (a)	66,535	660,693
Transportation Miscellaneous — 0.3%
CryoPort, Inc. (a)	84,661	802,586
Forward Air Corp. (a)(b)	35,250	903,810
Hub Group, Inc., Class A	99,312	3,420,305
Matson, Inc.	54,284	5,351,860
Security	Shares	Value
Transportation Miscellaneous (continued)
Radiant Logistics, Inc. (a)	58,602	$ 345,752
Sky Harbour Group Corp., Class A (a)(b)	36,855	363,759
Universal Logistics Holdings, Inc.	11,874	278,327
World Kinect Corp.	94,454	2,451,081
		13,917,480
Truckers — 0.3%
ArcBest Corp.	38,167	2,666,728
Covenant Logistics Group, Inc., Class A	27,928	604,920
FRP Holdings, Inc. (a)	19,908	484,959
FTAI Infrastructure, Inc.	167,047	728,325
Heartland Express, Inc.	80,233	672,352
Marten Transport Ltd.	100,288	1,069,070
PAMT Corp. (a)	9,810	111,834
Proficient Auto Logistics, Inc. (a)	36,549	251,823
RXO, Inc. (a)	275,178	4,232,238
Werner Enterprises, Inc.	97,355	2,562,384
		13,384,633
Utilities: Electrical — 1.6%
ALLETE, Inc.	97,784	6,492,858
Avista Corp.	136,553	5,163,069
Black Hills Corp.	121,956	7,511,270
Genie Energy Ltd., Class B	36,842	550,788
Hawaiian Electric Industries, Inc. (a)(b)	295,220	3,259,229
MGE Energy, Inc.	62,603	5,269,920
Northwestern Energy Group, Inc.	103,100	6,042,691
Oklo, Inc., Class A (a)(b)	182,544	20,377,387
Otter Tail Corp.	65,354	5,357,067
Portland General Electric Co.	186,431	8,202,964
TXNM Energy, Inc.	163,700	9,257,235
Unitil Corp.	27,463	1,314,379
		78,798,857
Utilities: Gas Distributors — 0.9%
Brookfield Infrastructure Corp., Class A	203,853	8,382,435
Chesapeake Utilities Corp.	38,746	5,218,699
New Jersey Resources Corp.	170,880	8,227,872
Northwest Natural Holding Co.	68,971	3,098,867
RGC Resources, Inc.	14,548	326,457
Southwest Gas Holdings, Inc.	108,366	8,489,392
Spire, Inc.	97,899	7,980,727
		41,724,449
Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	102,422	9,858,117
Utilities: Telecommunications — 0.6%
8x8, Inc. (a)	213,226	452,039
Applied Digital Corp. (a)(b)	359,766	8,253,032
ATN International, Inc.	17,660	264,370
Aviat Networks, Inc. (a)	20,745	475,683
Cogent Communications Holdings, Inc.	76,054	2,916,671
DigitalBridge Group, Inc., Class A	291,936	3,415,651
Gogo, Inc. (a)	115,880	995,409
IDT Corp., Class B	27,530	1,440,094
Ooma, Inc. (a)	44,315	531,337
Shenandoah Telecommunications Co.	84,048	1,127,924
Spok Holdings, Inc.	32,252	556,347
Telephone and Data Systems, Inc.	168,503	6,612,058
Ziff Davis, Inc. (a)	69,254	2,638,578
		29,679,193
Utilities: Water — 0.4%
American States Water Co.	65,569	4,807,519
California Water Service Group	101,310	4,649,116

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Water (continued)
Consolidated Water Co. Ltd.	25,850	$ 911,988
Energy Recovery, Inc. (a)	91,095	1,404,685
Global Water Resources, Inc.	19,002	195,721
H2O America	53,531	2,606,960
Middlesex Water Co.	30,386	1,644,490
Pure Cycle Corp. (a)	32,746	362,498
York Water Co.	24,296	739,084
		17,322,061
Total Common Stocks — 98.4% (Cost: $3,152,924,258)		4,749,844,829
Investment Companies
Equity Funds — 1.1%
iShares Russell 2000 ETF (b)(d)	217,244	52,564,358
Total Investment Companies — 1.1% (Cost: $49,336,613)		52,564,358
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	48,841	15,141
Chinook Therapeutics, CVR (c)	100,285	17,048
Contra Aduro Biotech I, CVR (c)	21,953	10,976
GTX, Inc., CVR (b)(c)	944	968
Inhibrx, Inc., CVR (c)	64,018	74,901
Total Rights — 0.0% (Cost: $58,688)		119,034
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29) (a)(b)	3,243	10,864
Total Warrants — 0.0% (Cost: $ — )		10,864
Total Long-Term Investments —99.5% (Cost: $3,202,319,559)		4,802,539,085
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	596,624,550	$ 596,922,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	35,314,742	35,314,742
Total Short-Term Securities —13.1% (Cost: $632,000,307)		632,237,604
Total Investments — 112.6% (Cost: $3,834,319,866)		5,434,776,689
Liabilities in Excess of Other Assets — (12.6)%		(608,603,650)
Net Assets — 100.0%		$ 4,826,173,039

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Series.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 357,192,485	$ 239,715,736 (a)	$ —	$ 6,384	$ 8,257	$ 596,922,862	596,624,550	$ 3,460,550 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	118,267,017	—	(82,952,275)(a)	—	—	35,314,742	35,314,742	900,769	—
iShares Russell 2000 ETF	38,015,063	215,089,490	(205,336,901)	1,968,366	2,828,340	52,564,358	217,244	221,934	—
				$ 1,974,750	$ 2,836,597	$ 684,801,962		$ 4,583,253	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	146	12/19/25	$ 17,925	$ 169,956
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	$ 369,180	08/19/26	(2.25)%	1D FEDL01	Monthly	$ 17,083
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	62,216	02/09/26	0.40%	1D OBFR01	Monthly	1,141
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	166,088	08/19/26	0.40%	1D FEDL01	Monthly	(21,086)
Bread Financial Holdings, Inc.	HSBC Bank PLC	39,014	02/09/28	0.40%	1D OBFR01	Monthly	(5,831)
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.	2,139,090	02/09/26	0.40%	1D OBFR01	Monthly	(319,706)
Cadence Bank	HSBC Bank PLC	882,501	02/09/28	0.40%	1D OBFR01	Monthly	1,228
Cadence Bank	JPMorgan Chase Bank N.A.	2,154	02/09/26	0.40%	1D OBFR01	Monthly	(14)
Central Pacific Financial Corp.	Goldman Sachs Bank USA	36,478	08/19/26	0.40%	1D FEDL01	Monthly	(191)
Central Pacific Financial Corp.	HSBC Bank PLC	46,735	02/09/28	0.40%	1D OBFR01	Monthly	(892)
Central Pacific Financial Corp.	JPMorgan Chase Bank N.A.	29,322	02/09/26	0.40%	1D OBFR01	Monthly	(559)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	524,323	08/19/26	0.40%	1D FEDL01	Monthly	(31,345)
Douglas Emmett, Inc.	HSBC Bank PLC	109,760	02/09/28	0.40%	1D OBFR01	Monthly	(6,499)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.	187,346	02/09/26	0.40%	1D OBFR01	Monthly	(11,094)
Moelis & Co., Class A	HSBC Bank PLC	388,316	02/09/28	0.40%	1D OBFR01	Monthly	(5,898)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.	395,341	02/09/26	0.40%	1D OBFR01	Monthly	(6,005)
Pitney Bowes, Inc.	Goldman Sachs Bank USA	207,036	08/19/26	0.40%	1D FEDL01	Monthly	546
Pitney Bowes, Inc.	HSBC Bank PLC	725,892	02/09/28	0.40%	1D OBFR01	Monthly	(72,704)
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.	253,930	02/09/26	0.40%	1D OBFR01	Monthly	(25,433)
Preferred Bank/Los Angeles CA	Goldman Sachs Bank USA	244,024	08/19/26	0.40%	1D FEDL01	Monthly	(7,383)
Preferred Bank/Los Angeles CA	HSBC Bank PLC	557,942	02/09/28	0.40%	1D OBFR01	Monthly	(29,522)
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	104,276	02/09/26	0.40%	1D OBFR01	Monthly	(3,249)
SiriusPoint Ltd.	Goldman Sachs Bank USA	503,343	08/18/26	0.40%	1D FEDL01	Monthly	(12,217)
SiriusPoint Ltd.	HSBC Bank PLC	485,347	02/09/28	0.40%	1D OBFR01	Monthly	(22,515)
United Community Banks, Inc.	HSBC Bank PLC	96,859	02/09/28	0.40%	1D OBFR01	Monthly	(2,652)
Total long positions of equity swaps							(564,797)
Net dividends and financing fees							(94)
Total equity swap contracts including dividends and financing fees							$ (564,891)

(a)
The Series receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)(continued)
September 30, 2025
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,749,843,814	$ —	$ 1,015	$ 4,749,844,829
Investment Companies	52,564,358	—	—	52,564,358
Rights	—	15,141	103,893	119,034
Warrants	—	10,864	—	10,864
Short-Term Securities
Money Market Funds	632,237,604	—	—	632,237,604
	$ 5,434,645,776	$ 26,005	$ 104,908	$ 5,434,776,689
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 169,956	$ 19,998	$ —	$ 189,954
Liabilities
Equity Contracts	—	(584,889)	—	(584,889)
	$ 169,956	$ (564,891)	$ —	$ (394,935)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Series Schedule of Investments